UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6454

Fidelity Municipal Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2008

Item 1. Reports to Stockholders

Fidelity®
Michigan Municipal Income
Fund

and

Fidelity
Michigan Municipal Money
Market Fund

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Michigan Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Fidelity Michigan Municipal Income Fund
Actual	$ 1,000.00	$ 999.20	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Michigan Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,009.30	$ 2.70
HypotheticalA	$ 1,000.00	$ 1,022.18	$ 2.72

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Michigan Municipal Income Fund	.49%
Fidelity Michigan Municipal Money Market Fund	.54%

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	42.2	40.0
Water & Sewer	17.2	17.9
Escrowed/Pre-Refunded	15.7	20.3
Special Tax	7.2	7.5
Health Care	6.9	7.2
Weighted Average Maturity as of June 30, 2008
		6 months ago
Years	7.6	6.6

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	6.3	6.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
AAA 30.5%	AAA 73.1%
AA,A 66.9%	AA,A 24.8%
BBB 2.2%	BBB 1.9%
BB and Below 0.1%	BB and Below 0.1%
Short-Term Investments and Net Other Assets 0.3%	Short-Term Investments and Net Other Assets 0.1%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation (Guam Pub. School Facilities Proj.) 5% 10/1/16	$ 1,045,000	$ 1,068,304
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	615,000	595,215
		1,663,519
Michigan - 96.7%
Algonac Cmnty. Schools Series I, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,650,033
Allegan Pub. School District:
5% 5/1/14 (MBIA Insured)	1,570,000	1,669,271
5% 5/1/16 (MBIA Insured)	1,545,000	1,647,882
Anchor Bay School District 2000 School Bldg. & Site (School Bldg. & Site Prog.) 5% 5/1/29	2,155,000	2,173,899
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (MBIA Insured)	1,405,000	1,480,491
5% 3/1/18 (MBIA Insured)	1,440,000	1,516,507
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (d)	2,679,000	3,270,496
Bay City Gen. Oblig. 0% 6/1/15 (AMBAC Insured)	1,725,000	1,262,303
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	7,444,100
Byron Ctr. Pub. Schools 5.5% 5/1/16	1,055,000	1,124,788
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry:
5.25% 5/1/17	1,370,000	1,452,447
5.25% 5/1/18	1,100,000	1,162,733
Carman-Ainsworth Cmnty. School District:
5% 5/1/16 (FSA Insured)	1,000,000	1,068,420
5% 5/1/17 (FSA Insured)	2,065,000	2,191,006
Carrier Creek Drainage District #326:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,721,947
5% 6/1/25 (AMBAC Insured)	1,775,000	1,816,553
Charles Stewart Mott Cmnty. College 5% 5/1/17 (MBIA Insured)	1,675,000	1,751,715
Chelsea School District:
5% 5/1/15 (MBIA Insured)	1,720,000	1,832,368
5% 5/1/18 (MBIA Insured)	1,675,000	1,777,728
Chippewa Valley Schools 5.5% 5/1/17 (Pre-Refunded to 5/1/12 @ 100) (d)	1,125,000	1,211,164
Clarkston Cmnty. Schools:
5% 5/1/15 (FSA Insured)	1,905,000	2,054,314
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Clarkston Cmnty. Schools: - continued
5% 5/1/16 (FSA Insured)	$ 1,855,000	$ 2,004,402
5.375% 5/1/21 (Pre-Refunded to 5/1/13 @ 100) (d)	1,950,000	2,112,825
5.375% 5/1/22 (Pre-Refunded to 5/1/13 @ 100) (d)	1,150,000	1,246,025
Comstock Park Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,067,800
Constantine Pub. Schools:
5% 5/1/25	1,130,000	1,153,707
5% 5/1/25 (Pre-Refunded to 11/1/12 @ 100) (d)	1,120,000	1,193,819
5.5% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,220,000	1,324,798
5.5% 5/1/19 (Pre-Refunded to 11/1/12 @ 100) (d)	1,245,000	1,351,946
5.5% 5/1/21 (Pre-Refunded to 11/1/12 @ 100) (d)	1,250,000	1,357,375
Crawford AuSable School District (School Bldg. & Site Proj.) Series 2001, 5.625% 5/1/18 (Pre-Refunded to 5/1/11 @ 100) (d)	1,100,000	1,173,359
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series B, 5% 5/1/33	1,800,000	1,799,874
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	5,085,400
Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,323,000
Series A:
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 100) (d)	1,500,000	1,617,675
5.5% 5/1/18 (Pre-Refunded to 5/1/12 @ 100) (d)	1,000,000	1,078,450
Series B, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,273,463
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.):
5% 9/30/11 (MBIA Insured)	3,000,000	3,157,320
5% 9/30/12 (MBIA Insured)	4,765,000	5,049,995
Detroit Gen. Oblig.:
(Distributable State Aid Proj.) 5.25% 5/1/09 (AMBAC Insured)	4,535,000	4,646,561
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,484,454
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,932,553
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,106,800
Series B1:
5% 4/1/13 (AMBAC Insured)	2,000,000	2,063,700
5% 4/1/15 (AMBAC Insured)	3,800,000	3,887,248
5.5% 4/1/17 (Pre-Refunded to 4/1/11 @ 100) (d)	2,615,000	2,779,484
5.5% 4/1/19 (Pre-Refunded to 4/1/11 @ 100) (d)	1,500,000	1,594,350
5.5% 4/1/20 (Pre-Refunded to 4/1/11 @ 100) (d)	1,250,000	1,328,625
Detroit Swr. Disp. Rev.:
ARS Series 2001 D1, 5.5%, tender 7/1/08 (MBIA Insured) (b)	10,000,000	9,300,000
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured)	$ 2,700,000	$ 2,888,460
Series A:
0% 7/1/14 (FGIC Insured)	6,730,000	5,130,077
5% 7/1/32 (FSA Insured)	535,000	532,774
5% 7/1/32 (Pre-Refunded to 7/1/13 @ 100) (d)	1,365,000	1,462,598
Series B:
5% 7/1/15 (FGIC Insured)	1,085,000	1,127,141
5% 7/1/36 (FGIC Insured)	7,800,000	7,373,652
5.5% 7/1/17 (MBIA Insured)	3,050,000	3,313,520
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (FGIC Insured)	6,340,000	7,085,457
Series A:
5% 7/1/34 (MBIA Insured)	5,000,000	4,782,850
5.25% 7/1/16 (MBIA Insured)	1,000,000	1,066,480
5.25% 7/1/17 (MBIA Insured)	2,000,000	2,124,600
5.25% 7/1/21 (MBIA Insured)	6,035,000	6,258,114
5.5% 7/1/15 (Pre-Refunded to 1/1/10 @ 101) (d)	3,675,000	3,858,383
5.75% 7/1/11 (MBIA Insured)	3,050,000	3,238,124
Series B:
5% 7/1/20 (MBIA Insured)	5,000,000	5,105,700
5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,918,020
Series C, 5% 7/1/33 (FSA Insured)	8,500,000	8,392,475
DeWitt Pub. Schools:
5% 5/1/15 (MBIA Insured)	1,475,000	1,572,276
5% 5/1/17 (MBIA Insured)	1,550,000	1,650,006
Dexter Cmnty. Schools 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,037,345
Durand Area Schools Gen. Oblig.:
5% 5/1/27 (FSA Insured)	1,225,000	1,257,634
5% 5/1/28 (FSA Insured)	1,250,000	1,278,350
5% 5/1/29 (FSA Insured)	1,275,000	1,296,382
East Grand Rapids Pub. School District:
5% 5/1/16 (FSA Insured)	1,425,000	1,508,975
5% 5/1/17 (FSA Insured)	1,985,000	2,090,344
5.5% 5/1/17	1,690,000	1,784,370
East Lansing School District Gen. Oblig. Series B, 5% 5/1/30 (MBIA Insured)	3,530,000	3,556,157
Farmington Pub. School District 5% 5/1/18 (FSA Insured)	4,500,000	4,758,030
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Fenton Area Pub. Schools 5% 5/1/14 (FGIC Insured)	$ 1,775,000	$ 1,882,459
Ferris State Univ. Rev.:
5% 10/1/16 (MBIA Insured)	1,255,000	1,313,069
5% 10/1/17 (MBIA Insured)	1,320,000	1,372,246
Flushing Cmnty. Schools:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,077,990
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,030,000	1,110,330
Fraser Pub. School District:
5% 5/1/16 (FSA Insured)	1,055,000	1,130,454
5% 5/1/17 (FSA Insured)	1,615,000	1,713,547
Garden City School District:
5% 5/1/14 (FSA Insured)	1,210,000	1,296,309
5% 5/1/17 (FSA Insured)	1,390,000	1,470,551
5% 5/1/19 (FSA Insured)	1,205,000	1,271,142
Genesee County Gen. Oblig. Series A:
5% 5/1/17 (MBIA Insured)	1,355,000	1,408,902
5% 5/1/18 (MBIA Insured)	1,505,000	1,554,078
Gibraltar School District:
5% 5/1/16 (FSA Insured)	1,230,000	1,306,568
5% 5/1/17 (FSA Insured)	1,230,000	1,297,527
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.):
5% 5/1/23 (MBIA Insured)	1,175,000	1,204,422
5% 5/1/24 (MBIA Insured)	1,300,000	1,327,833
5% 5/1/28 (MBIA Insured)	4,300,000	4,333,282
Grand Rapids Cmnty. College:
5% 5/1/17 (FSA Insured)	1,315,000	1,420,042
5% 5/1/19 (FSA Insured)	1,315,000	1,406,577
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (MBIA Insured)	3,160,000	2,840,113
Grand Rapids San. Swr. Sys. Rev. 5% 1/1/34 (MBIA Insured)	3,000,000	3,024,630
Grand Rapids Wtr. Supply Sys. 5% 1/1/35 (FGIC Insured)	5,000,000	5,043,500
Grand Valley Michigan State Univ. Rev. Series A:
5% 12/1/19 (AMBAC Insured)	500,000	528,025
5% 12/1/33 (FSA Insured)	5,000,000	5,081,850
Grosse Ile Township School District Unltd. Tax Gen. Oblig.:
5% 5/1/29 (MBIA Insured)	1,950,000	1,970,007
5% 5/1/32 (MBIA Insured)	1,950,000	1,958,639
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Harper Creek Cmnty. School District (School Bldg. & Site Proj.):
4.75% 5/1/27 (FSA Insured) (a)	$ 500,000	$ 497,505
5.25% 5/1/21 (FSA Insured) (a)	2,000,000	2,135,980
5.25% 5/1/24 (FSA Insured) (a)	2,100,000	2,215,311
Haslett Pub. Schools 5% 5/1/16 (MBIA Insured)	1,100,000	1,151,700
Howell Pub. Schools 0% 5/1/10 (AMBAC Insured)	1,130,000	1,065,149
Hudsonville Pub. Schools 5% 5/1/16 (FSA Insured)	1,000,000	1,062,250
Huron Valley School District:
0% 5/1/10 (FGIC Insured)	2,500,000	2,347,650
0% 5/1/11 (FGIC Insured)	5,830,000	5,250,032
0% 5/1/12 (FGIC Insured)	1,420,000	1,222,080
5.25% 5/1/16	2,450,000	2,606,335
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series A:
4% 5/15/11 (FSA Insured)	95,000	95,765
4% 5/15/12 (FSA Insured)	155,000	155,270
5% 5/15/13 (FSA Insured)	2,125,000	2,217,076
Series B:
4% 5/15/11 (FSA Insured)	1,900,000	1,915,295
4% 5/15/12 (FSA Insured)	2,125,000	2,128,698
5% 5/15/13 (FSA Insured)	2,125,000	2,217,076
Kalamazoo Pub. Schools:
5% 5/1/17 (FSA Insured)	3,165,000	3,395,539
5.25% 5/1/16 (FSA Insured)	1,500,000	1,645,995
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13	3,100,000	3,356,804
(Spectrum Health Proj.) Series A:
5.375% 1/15/11	2,420,000	2,462,592
5.375% 1/15/12	2,505,000	2,548,161
5.5%, tender 1/15/15 (b)	2,800,000	2,974,832
L'Anse Creuse Pub. Schools:
5% 5/1/24 (FSA Insured)	1,350,000	1,389,218
5.375% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,078,810
5.375% 5/1/20 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,078,810
Lansing Bldg. Auth. Rev. 0% 6/1/12 (AMBAC Insured)	3,000,000	2,578,380
Lapeer Cmnty. Schools:
5% 5/1/22 (FSA Insured)	1,395,000	1,466,801
5% 5/1/37 (FSA Insured)	3,250,000	3,290,073
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lawton Cmnty. Schools 5.5% 5/1/19 (Pre-Refunded to 11/1/11 @ 100) (d)	$ 1,050,000	$ 1,127,669
Lincoln Consolidated School District:
5% 5/1/14 (FSA Insured)	1,460,000	1,560,185
5% 5/1/16 (FSA Insured)	1,425,000	1,529,795
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series III, 5% 10/15/10 (Escrowed to Maturity) (d)	1,000,000	1,046,480
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,353,700
Michigan Ctfs. of Prtn. 5.75% 6/1/17 (Pre-Refunded to 6/1/10 @ 100) (d)	3,000,000	3,164,640
Michigan Gen. Oblig.:
(Envir. Protection Prog.) 6.25% 11/1/12	5,365,000	5,690,816
5.25% 9/15/21 (FSA Insured)	5,000,000	5,341,800
Michigan Higher Ed. Student Ln. Auth. Rev. Series XII W, 4.875% 9/1/10 (AMBAC Insured) (c)	3,000,000	3,070,530
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series A:
5%, tender 4/1/11	2,040,000	2,112,808
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	10,645,000	11,239,081
(Crittenton Hosp. Proj.) Series A:
5.5% 3/1/13	455,000	477,654
5.5% 3/1/14	1,300,000	1,362,023
5.5% 3/1/15	1,985,000	2,072,836
(Genesys Reg'l. Med. Hosp. Proj.) Series A, 5.3% 10/1/11 (Escrowed to Maturity) (d)	1,000,000	1,017,210
(Henry Ford Health Sys. Proj.):
Series 1992 A, 6% 9/1/12 (Escrowed to Maturity) (d)	1,500,000	1,656,180
Series 2003 A, 5.5% 3/1/14 (Pre-Refunded to 3/1/13 @ 100) (d)	2,000,000	2,158,940
Series A:
5% 11/15/09	650,000	664,801
5% 11/15/12	1,485,000	1,554,186
5% 11/15/14	1,000,000	1,047,650
6% 11/15/19 (Pre-Refunded to 11/15/09 @ 101) (d)	1,945,000	2,052,208
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (d)	2,500,000	2,508,925
Series Q:
5.25% 8/15/10 (Escrowed to Maturity) (d)	2,195,000	2,202,529
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
5.375% 8/15/26 (Escrowed to Maturity) (d)	$ 2,450,000	$ 2,458,747
6% 8/15/08 (Escrowed to Maturity) (d)	1,130,000	1,134,859
6% 8/15/10 (Escrowed to Maturity) (d)	1,265,000	1,270,427
Series R, 5.375% 8/15/16 (Escrowed to Maturity) (d)	2,500,000	2,508,925
(MidMichigan Health Obligated Group Prog.) Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,092,780
(Oakwood Hosp. Proj.) Series A, 5% 7/15/17	1,000,000	1,002,140
(Oakwood Obligated Group Proj.) 5.5% 11/1/11	3,000,000	3,135,870
(Saint John Hosp. & Med. Ctr. Proj.) Series A, 6% 5/15/09 (Escrowed to Maturity) (d)	1,710,000	1,769,628
(Sisters of Mercy Health Corp. Proj.) Series P, 5.375% 8/15/14 (Escrowed to Maturity) (d)	570,000	598,107
(Sparrow Hosp. Obligated Group Proj.):
5.5% 11/15/21 (Pre-Refunded to 11/15/11 @ 101) (d)	1,435,000	1,536,211
5.625% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (d)	4,500,000	4,835,115
(Sparrow Hosp. Proj.):
Series 2007, 5% 11/15/20	2,000,000	2,023,760
5% 11/15/17	535,000	553,163
5% 11/15/18	725,000	744,604
5% 11/15/19	1,000,000	1,019,430
(Trinity Health Sys. Proj.) Series 2000 A, 6% 12/1/27	1,535,000	1,590,444
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,724,130
(Local Govt. Ln. Prog.):
Series B, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,202,124
Series CA, 0% 6/15/13 (FSA Insured)	3,850,000	3,187,723
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,106,505
7.5% 11/1/09 (AMBAC Insured)	10,000	10,024
(State Clean Wtr. Revolving Fund Proj.) 5% 10/1/27	3,725,000	3,831,163
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,251,920
5% 10/1/18	8,000,000	8,593,440
5% 10/1/23	5,000,000	5,122,900
5.375% 10/1/19	2,005,000	2,113,110
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series A, 5.55% 9/1/29 (MBIA Insured) (c)	1,000,000	1,008,850
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.): - continued
Series BB:
7% 7/15/08 (MBIA Insured)	$ 2,200,000	$ 2,202,596
7% 5/1/21 (AMBAC Insured)	8,520,000	10,073,878
Michigan Technological Univ.:
5% 10/1/38 (Assured Guaranty Corp. Insured) (a)	1,200,000	1,190,652
5.25% 10/1/17 (Assured Guaranty Corp. Insured) (a)	1,875,000	2,038,913
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series A:
6% 6/1/34	3,000,000	2,661,450
6% 6/1/48	2,000,000	1,723,100
Michigan Trunk Line:
Series A:
0% 10/1/11 (AMBAC Insured)	3,630,000	3,218,794
5.5% 11/1/16	3,000,000	3,345,120
5.25% 11/1/15 (FGIC Insured)	5,000,000	5,436,300
5.25% 10/1/16 (FSA Insured)	3,000,000	3,190,620
Mona Shores School District 6.75% 5/1/10 (FGIC Insured)	2,220,000	2,372,603
Montague Pub. School District:
5.5% 5/1/16	430,000	457,748
5.5% 5/1/17	430,000	457,327
5.5% 5/1/19	430,000	453,590
Mount Clemens Cmnty. School District 5.5% 5/1/16 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,072,340
New Haven Cmnty. Schools 5.25% 5/1/18 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,264,194
New Lothrop Area Pub. Schools Gen. Oblig. 5% 5/1/35 (FSA Insured)	1,000,000	1,014,640
North Kent Swr. Auth. Wtr. & Swr. Rev.:
5% 11/1/19 (MBIA Insured)	420,000	441,273
5% 11/1/20 (MBIA Insured)	490,000	511,325
5% 11/1/22 (MBIA Insured)	1,645,000	1,701,506
5% 11/1/23 (MBIA Insured)	1,290,000	1,329,784
Northern Michigan Univ. Revs. 5.125% 12/1/35 (FSA Insured)	2,750,000	2,817,540
Northview Pub. Schools District 5% 5/1/21 (FSA Insured)	1,070,000	1,121,585
Northville Pub. Schools:
Series II:
5% 5/1/15 (FSA Insured)	1,525,000	1,644,530
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Northville Pub. Schools: - continued
5% 5/1/16 (FSA Insured)	$ 1,475,000	$ 1,566,819
5% 5/1/17 (FSA Insured)	3,675,000	3,897,448
Northwestern Michigan Cmnty. College Impt.:
5.5% 4/1/14 (FGIC Insured)	285,000	292,883
5.5% 4/1/15 (FGIC Insured)	170,000	174,388
Okemos Pub. School District:
0% 5/1/12 (MBIA Insured)	2,500,000	2,155,600
0% 5/1/13 (MBIA Insured)	1,700,000	1,400,817
Petoskey Pub. School District:
5% 5/1/14 (MBIA Insured)	1,430,000	1,520,419
5% 5/1/16 (MBIA Insured)	1,175,000	1,237,357
Plainwell Cmnty. School District:
5% 5/1/15 (FSA Insured)	1,030,000	1,104,304
5% 5/1/16 (FSA Insured)	1,025,000	1,091,963
5.5% 5/1/14	1,000,000	1,079,200
5.5% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,085,900
Plymouth-Canton Cmnty. School District:
4.5% 5/1/24 (FSA Insured)	500,000	497,175
5% 5/1/20 (FSA Insured)	5,000,000	5,286,050
Port Huron Area School District County of Saint Clair 5.25% 5/1/16 (Pre-Refunded to 11/1/12 @ 100) (d)	1,175,000	1,264,194
Portage Pub. Schools 5% 5/1/22 (FSA Insured)	4,300,000	4,521,321
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.):
5% 5/1/31 (FSA Insured) (a)	2,080,000	2,094,310
5% 5/1/34 (FSA Insured) (a)	2,320,000	2,344,986
5% 5/1/38 (FSA Insured) (a)	1,000,000	999,930
Riverview Cmnty. School District:
5% 5/1/14	905,000	969,554
5% 5/1/15	955,000	1,018,985
5% 5/1/17	1,000,000	1,053,070
5% 5/1/18	1,000,000	1,048,290
Rochester Cmnty. School District 5% 5/1/19 (MBIA Insured)	1,475,000	1,572,763
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,045,795
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series M, 5.25% 11/15/31 (MBIA Insured)	2,000,000	2,025,080
Saginaw Valley State Univ. Rev. 5% 7/1/37 (FSA Insured)	2,880,000	2,902,810
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Saint Clair County Gen. Oblig.:
5% 4/1/17 (AMBAC Insured)	$ 1,380,000	$ 1,445,067
5% 4/1/19 (AMBAC Insured)	1,475,000	1,532,289
Saint Joseph School District 5.5% 5/1/18 (Pre-Refunded to 11/1/11 @ 100) (d)	1,065,000	1,143,778
Shepherd Pub. Schools 5% 5/1/17 (FSA Insured)	1,025,000	1,106,877
South Lyon Cmnty. Schools (School Bldg. and Site Prog.) 5.25% 5/1/15 (Pre-Refunded to 11/1/12 @ 100) (d)	1,000,000	1,075,910
South Redford School District 5% 5/1/16 (MBIA Insured)	1,125,000	1,188,135
Southfield Pub. Schools Series A:
5.25% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,104,940
5.25% 5/1/18 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,104,940
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,104,940
5.25% 5/1/20 (Pre-Refunded to 5/1/13 @ 100) (d)	1,025,000	1,104,940
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities 5% 10/1/21 (MBIA Insured)	1,735,000	1,775,009
Three Rivers Cmnty. Schools:
5% 5/1/14 (FSA Insured)	1,765,000	1,890,897
5% 5/1/16 (FSA Insured)	1,750,000	1,884,803
Troy School District:
5% 5/1/15	2,135,000	2,278,045
5% 5/1/15 (MBIA Insured)	1,000,000	1,072,140
5% 5/1/16 (MBIA Insured)	1,000,000	1,073,540
Utica Cmnty. Schools:
5% 5/1/15 (MBIA Insured)	1,000,000	1,075,260
5% 5/1/16 (MBIA Insured)	2,000,000	2,154,060
5% 5/1/17	3,000,000	3,152,790
5.375% 5/1/16 (Pre-Refunded to 5/1/13 @ 100) (d)	2,250,000	2,437,875
5.5% 5/1/17 (Pre-Refunded to 5/1/13 @ 100) (d)	1,000,000	1,089,010
Waverly Cmnty. School District 5% 5/1/17 (FSA Insured)	3,090,000	3,289,954
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (MBIA Insured)	1,000,000	1,056,740
West Ottawa Pub. School District 5.25% 5/1/10 (FGIC Insured)	210,000	211,695
Western Michigan Univ. Rev.:
5% 11/15/32 (FSA Insured)	2,000,000	2,034,180
5% 11/15/35 (FGIC Insured)	5,435,000	5,331,355
Whitehall District Schools 5.5% 5/1/15 (Pre-Refunded to 11/1/11 @ 100) (d)	1,000,000	1,073,970
Williamston Cmnty. Schools Gen. Oblig. 5% 5/1/18 (FGIC Insured)	1,000,000	1,041,580
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Willow Run Cmnty. Schools County of Washtenaw:
5% 5/1/17 (FSA Insured)	$ 1,875,000	$ 1,996,331
5.5% 5/1/16 (Pre-Refunded to 5/1/11 @ 100) (d)	1,630,000	1,733,244
Wyandotte City School District 5.375% 5/1/20 (Pre-Refunded to 5/1/12 @ 100) (d)	1,050,000	1,125,737
Wyandotte Elec. Rev.:
5.375% 10/1/14 (MBIA Insured)	3,485,000	3,537,763
5.375% 10/1/15 (MBIA Insured)	1,670,000	1,694,699
Wyoming Sewage Disp. Sys. Rev. 5% 6/1/30 (MBIA Insured)	4,000,000	3,989,280
Zeeland Pub. Schools:
5% 5/1/16 (FGIC Insured)	2,035,000	2,112,289
5% 5/1/17 (FGIC Insured)	1,500,000	1,546,245
5.25% 5/1/16 (MBIA Insured)	1,050,000	1,115,321
		596,233,938
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/36 (FSA Insured)	5,000,000	5,272,900
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,280,000	1,430,221
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,450,000	2,335,757
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,054,240
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	2,000,000	2,069,500
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	3,400,000	467,398
0% 8/1/54 (AMBAC Insured)	3,400,000	232,254
		12,862,270
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	$ 1,400,000	$ 1,193,458
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/31	2,730,000	2,563,252
		3,756,710
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $614,205,892)	614,516,437
NET OTHER ASSETS - 0.3%	1,765,644
NET ASSETS - 100%	$ 616,282,081
Security Type Abbreviation
ARS - Auction Rate Security
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 614,516,437	$ -	$ 605,216,437	$ 9,300,000
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(809,964)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(9,136)
Transfer in/out of Level 3	10,119,100
Ending Balance	$ 9,300,000

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	42.2%
Water & Sewer	17.2%
Escrowed/Pre-Refunded	15.7%
Special Tax	7.2%
Health Care	6.9%
Others* (individually less than 5%)	10.8%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $614,205,892)		$ 614,516,437
Cash		8,141,857
Receivable for investments sold		816,623
Receivable for fund shares sold		1,099,213
Interest receivable		7,022,389
Prepaid expenses		822
Other receivables		51,667
Total assets		631,649,008

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 13,515,144
Payable for fund shares redeemed	588,312
Distributions payable	781,813
Accrued management fee	187,900
Other affiliated payables	266,352
Other payables and accrued expenses	27,406
Total liabilities		15,366,927

Net Assets		$ 616,282,081
Net Assets consist of:
Paid in capital		$ 615,671,814
Undistributed net investment income		66,083
Accumulated undistributed net realized gain (loss) on investments		233,639
Net unrealized appreciation (depreciation) on investments		310,545
Net Assets, for 53,513,775 shares outstanding		$ 616,282,081
Net Asset Value, offering price and redemption price per share ($616,282,081 ÷ 53,513,775 shares)		$ 11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 13,184,618

Expenses
Management fee	$ 1,112,402
Transfer agent fees	245,714
Accounting fees and expenses	73,310
Custodian fees and expenses	4,554
Independent trustees' compensation	1,345
Registration fees	17,253
Audit	21,677
Legal	5,121
Miscellaneous	2,328
Total expenses before reductions	1,483,704
Expense reductions	(88,104)	1,395,600
Net investment income		11,789,018
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		390,351
Change in net unrealized appreciation (depreciation) on investment securities		(13,027,940)
Net gain (loss)		(12,637,589)
Net increase (decrease) in net assets resulting from operations		$ (848,571)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,789,018	$ 22,771,257
Net realized gain (loss)	390,351	1,485,051
Change in net unrealized appreciation (depreciation)	(13,027,940)	(3,027,107)
Net increase (decrease) in net assets resulting from operations	(848,571)	21,229,201
Distributions to shareholders from net investment income	(11,782,325)	(22,800,828)
Distributions to shareholders from net realized gain	(255,599)	(1,393,611)
Total distributions	(12,037,924)	(24,194,439)
Share transactions Proceeds from sales of shares	70,989,753	102,946,687
Reinvestment of distributions	7,255,379	15,136,531
Cost of shares redeemed	(41,711,164)	(94,359,092)
Net increase (decrease) in net assets resulting from share transactions	36,533,968	23,724,126
Redemption fees	2,015	4,623
Total increase (decrease) in net assets	23,649,488	20,763,511

Net Assets
Beginning of period	592,632,593	571,869,082
End of period (including undistributed net investment income of $66,083 and undistributed net investment income of $59,390, respectively)	$ 616,282,081	$ 592,632,593
Other Information Shares
Sold	6,048,709	8,786,044
Issued in reinvestment of distributions	623,094	1,291,798
Redeemed	(3,559,545)	(8,071,215)
Net increase (decrease)	3,112,258	2,006,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.82	$ 11.84	$ 12.11	$ 12.22	$ 12.04
Income from Investment Operations
Net investment income D	.227	.461	.469	.472	.491	.513
Net realized and unrealized gain (loss)	(.235)	(.031)	.041	(.155)	(.026)	.180
Total from investment operations	(.008)	.430	.510	.317	.465	.693
Distributions from net investment income	(.227)	(.462)	(.470)	(.472)	(.490)	(.513)
Distributions from net realized gain	(.005)	(.028)	(.060)	(.115)	(.085)	-
Total distributions	(.232)	(.490)	(.530)	(.587)	(.575)	(.513)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.52	$ 11.76	$ 11.82	$ 11.84	$ 12.11	$ 12.22
Total Return B, C	(.08)%	3.73%	4.41%	2.67%	3.90%	5.87%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.49%	.50%	.50%
Expenses net of fee waivers, if any	.49%A	.49%	.49%	.49%	.50%	.50%
Expenses net of all reductions	.46%A	.44%	.44%	.45%	.48%	.49%
Net investment income	3.89%A	3.94%	3.98%	3.94%	4.05%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 616,282	$ 592,633	$ 571,869	$ 565,484	$ 559,883	$ 561,394
Portfolio turnover rate	13%A	15%	17%	23%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/08	% of fund's investments 12/31/07	% of fund's investments 6/30/07
0 - 30	91.0	91.0	91.2
31 - 90	4.1	0.2	4.1
91 - 180	3.5	2.8	2.5
181 - 397	1.4	6.0	2.2
Weighted Average Maturity
	6/30/08	12/31/07	6/30/07
Fidelity Michigan Municipal Money Market Fund	16 Days	25 Days	18 Days
All Tax-Free Money Market Funds Average*	27 Days	30 Days	24 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Variable Rate Demand Notes (VRDNs) 82.9%	Variable Rate Demand Notes (VRDNs) 85.5%
Commercial Paper (including CP Mode) 1.9%	Commercial Paper (including CP Mode) 0.7%
Tender Bonds 0.0%	Tender Bonds 0.1%
Municipal Notes 5.3%	Municipal Notes 3.5%
Fidelity Municipal Cash Central Fund 2.7%	Fidelity Municipal Cash Central Fund 0.0%
Other Investments 2.7%	Other Investments 4.8%
Net Other Assets 4.5%	Net Other Assets 5.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.5%
	Principal Amount	Value
Florida - 0.2%
Orlando Utils. Commission Wtr. & Elec. Rev. Series 2002 B, 1.52%, VRDN (a)	$ 2,100,000	$ 2,100,000
Indiana - 0.1%
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) 1.55%, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Maryland - 0.5%
Maryland Cmnty. Dev. Administration Dept. of Hsg. Participating VRDN Series LB 07 P26W, 1.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	5,400,000	5,400,000
Massachusetts - 0.9%
Massachusetts Gen. Oblig. Participating VRDN Series LB P62 W, 1.7% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	10,430,000	10,430,000
Michigan - 88.4%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 1.6%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	13,675,000	13,675,000
Clarkston Cmnty. Schools Bonds 5% 5/1/09 (FSA Insured) (Michigan Gen. Oblig. Guaranteed)	3,470,000	3,555,944
Detroit City School District Participating VRDN:
Series DCL 08 45, 1.6% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,050,000	11,050,000
Series Putters 2954, 1.63% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,360,000	10,360,000
Detroit Econ. Dev. Corp. Rev.:
(Michigan Opera Theatre Proj.) 1.8%, LOC JPMorgan Chase Bank, VRDN (a)	2,100,000	2,100,000
(Waterfront Reclamation & Casino Dev. Proj.) Series 1999 B, 1.55%, LOC Bank of America NA, VRDN (a)	1,070,000	1,070,000
Detroit Gen. Oblig. TAN 3.5% 3/31/09, LOC JPMorgan Chase Bank	11,100,000	11,239,128
Detroit Swr. Disp. Rev.:
Bonds Series C, 5% 7/1/08 (MBIA Insured)	1,015,000	1,015,000
Participating VRDN:
Series EGL 06 127, 1.61% (Liquidity Facility Citibank NA) (a)(d)	6,700,000	6,700,000
Series GS 06 100 TP, 1.58% (Liquidity Facility DEPFA BANK PLC) (a)(d)	10,685	10,685
Series Merlots 08 C09, 1.61% (Liquidity Facility Wachovia Bank NA Charlotte ) (a)(d)	11,100,000	11,100,000
Series PT 2595, 1.56% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,960,000	5,960,000
Series 2001 C1, 1.8% (FSA Insured), VRDN (a)	19,250,000	19,250,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series B, 1.85% (FSA Insured), VRDN (a)	$ 11,600,000	$ 11,600,000
Detroit Wtr. Supply Sys. Participating VRDN Series LB 07 P25W, 1.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	3,800,000	3,800,000
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series LB 08 K21W, 1.97% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	2,800,000	2,800,000
Series PT 2587, 1.56% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	6,420,000	6,420,000
Series PT 3903, 1.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,000,000	5,000,000
Series Putters 2145, 1.63% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000,000	1,000,000
Series Putters 2813, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	13,715,000	13,715,000
Series ROC II R 11172, 1.6% (Liquidity Facility Citibank NA) (a)(d)	5,000	5,000
East Lansing School District Gen. Oblig. Participating VRDN Series SGA 114, 1.55% (Liquidity Facility Societe Generale) (a)(d)	6,000,000	6,000,000
Eastern Michigan Univ. Revs. 1.55%, LOC Dexia Cr. Local de France, VRDN (a)	19,395,000	19,395,000
Fraser Pub. School District Participating VRDN Series AAB 05 39, 1.6% tender 12/6/08 (Liquidity Facility Bank of America NA) (a)(d)	1,515,000	1,515,000
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series ROC II R 12147, 1.62% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	6,500,000	6,500,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 1.48%, LOC RBS Citizens NA, VRDN (a)	7,300,000	7,300,000
Holland Charter Township Econ. Dev. Corp. Rev. (Chicago Mission Proj.) 1.62%, LOC Comerica Bank, Detroit, VRDN (a)	2,130,000	2,130,000
Holt Pub. Schools 1.8% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	22,095,000	22,095,000
Jackson County Hosp. Fin. Auth. Hosp. Rev.:
(W.A. Foote Memorial Hosp. Proj.):
Series 2006 A, 1.57% (Assured Guaranty Corp. Insured), VRDN (a)	10,000,000	10,000,000
Series 2006 C, 1.59% (Assured Guaranty Corp. Insured), VRDN (a)	10,000,000	10,000,000
(Washington Foote Memorial Hosp. Proj.) Series B, 1.57% (Assured Guaranty Corp. Insured), VRDN (a)	13,900,000	13,900,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Kalamazoo Gen. Oblig. TAN 3.5% 12/1/08	$ 6,000,000	$ 6,016,167
Kent County Arpt. Rev. Participating VRDN Series DB 516, 1.58% (Liquidity Facility Deutsche Bank AG) (a)(d)	2,365,000	2,365,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 1.53%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
L'Anse Creuse Pub. Schools Participating VRDN:
Series Putters 2719, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	5,230,000	5,230,000
Series ROC II R 12177, 1.61% (Liquidity Facility Bank of New York, New York) (a)(d)	3,750,000	3,750,000
Lakeview School District Calhoun County Series B, 1.8% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	10,135,000	10,135,000
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series I, 5% 10/15/08 (FSA Insured)	6,150,000	6,188,887
Participating VRDN Series EGL 06 156, 1.61% (Liquidity Facility Citibank NA) (a)(d)	7,000,000	7,000,000
(Facilities Prog.) Series 2005 IIA, 1.52%, LOC DEPFA BANK PLC, VRDN (a)	17,195,000	17,195,000
Series 5, 1.7% 8/7/08, LOC Bank of New York, New York, LOC State Street Bank & Trust Co., Boston, CP	11,825,000	11,825,000
Series I, 1.52%, LOC JPMorgan Chase Bank, VRDN (a)	25,500,000	25,500,000
Michigan Ctfs. of Prtn. Bonds 5.25% 9/1/08 (Escrowed to Maturity) (c)	5,160,000	5,175,633
Michigan Gen. Oblig.:
Bonds (Clean Michigan Initiative Prog.) Series 2001, 5% 11/1/08	3,820,000	3,842,505
RAN Series A, 4% 9/30/08, LOC DEPFA BANK PLC	10,100,000	10,126,219
Michigan Higher Ed. Rev. (Thomas M. Cooley Law School Proj.) Series 2008 B, 1.47%, LOC RBS Citizens NA, VRDN (a)	18,000,000	18,000,000
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Cr. Group Proj.):
Series 2008 B4, 1.49%, VRDN (a)	10,500,000	10,500,000
Series 2008 B8, 1.49%, VRDN (a)	13,600,000	13,600,000
(Ascension Health Sr. Cr. Group Proj.):
Series 2008 B2, 1.49%, VRDN (a)	8,825,000	8,825,000
Series 2008 B3, 1.35%, VRDN (a)	11,000,000	11,000,000
Series 2008 B5, 1.35%, VRDN (a)	4,400,000	4,400,000
Series 2008 B7, 1.35%, VRDN (a)	11,200,000	11,200,000
(Health Care Equip. Ln. Prog.) Series C, 1.61%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,500,000	7,500,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(Healthcare Equip. Ln. Prog.) Series 2008 C, 1.61%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 7,500,000	$ 7,500,000
(Henry Ford Health Sys. Proj.):
Series 2006 C, 1.54%, LOC Charter One Bank NA, VRDN (a)	11,390,000	11,390,000
Series 2007, 1.54%, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
Series B, 1.54%, LOC Landesbank Hessen-Thuringen, VRDN (a)	8,330,000	8,330,000
(Hosp. Equip. Ln. Prog.) Series B, 1.64%, LOC LaSalle Bank Midwest NA, VRDN (a)	3,600,000	3,600,000
(Munising Memorial Hosp. Assoc. Proj.) 1.6%, LOC Banco Santander SA, VRDN (a)	7,800,000	7,800,000
(Trinity Health Sys. Proj.):
Series E, 1.7% (Liquidity Facility Bank of Nova Scotia, New York Agcy.), VRDN (a)	4,350,000	4,350,000
Series F, 2.1% (Liquidity Facility Bank of America NA), VRDN (a)	21,790,000	21,790,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
Bonds Series 1988 A:
1.7% tender 8/6/08, LOC Landesbank Hessen-Thuringen, CP mode (b)	1,700,000	1,700,000
1.8% tender 8/4/08, LOC Landesbank Hessen-Thuringen, CP mode (b)	7,300,000	7,300,000
(Canton Club East Apts. Proj.) Series 1998 A, 1.45%, LOC Fannie Mae, VRDN (a)(b)	1,135,000	1,135,000
(Hunt Club Apts. Proj.) 1.65%, LOC Fannie Mae, VRDN (a)(b)	6,720,000	6,720,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2005 A, 1.65% (FSA Insured), VRDN (a)(b)	22,100,000	22,100,000
Series 2006 A, 2.85% (FSA Insured), VRDN (a)(b)	11,710,000	11,710,000
Series 2006 C, 2.85% (FSA Insured), VRDN (a)(b)	980,000	980,000
Series 2007 A, 2.85% (FSA Insured), VRDN (a)(b)	12,500,000	12,500,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2006 B, 1.75% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	7,200,000	7,200,000
Series 2006 C, 1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	13,050,000	13,050,000
Series 2007 B, 1.75% (Liquidity Facility DEPFA BANK PLC), VRDN (a)(b)	11,600,000	11,600,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series MS 718, 1.55% (Liquidity Facility Morgan Stanley) (a)(d)	$ 2,550,000	$ 2,550,000
Series ROC II R 8510, 1.55% (Liquidity Facility Citigroup, Inc.) (a)(d)	7,795,000	7,795,000
RAN Series B2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	14,000,000	14,027,379
Michigan Pub. Edl. Facilities Auth. Rev. RAN Series B, 4.5% 8/22/08, LOC Bank of New York, New York	3,945,000	3,949,485
Michigan South Central Pwr. Agcy. Supply Sys. Rev. Bonds 5% 11/1/08 (AMBAC Insured)	7,895,000	7,936,258
Michigan State Univ. Revs.:
Series 1998 A2, 1.5% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	7,000,000	7,000,000
Series 2000 A:
1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	9,545,000	9,545,000
1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	14,310,000	14,310,000
Series 2002 A, 1.85% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	2,000,000	2,000,000
1.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,500,000	7,500,000
Michigan Strategic Fund Indl. Dev. Rev. (Althaus Family Investors II Proj.) Series 1997, 1.9%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,325,000	1,325,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Almond Products, Inc. Proj.) 1.7%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	7,900,000	7,900,000
(BC&C Proj.) 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,250,000	1,250,000
(Biewer of Lansing LLC Proj.) Series 1999, 1.76%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	400,000	400,000
(Bosal Ind. Proj.) Series 1998, 1.65%, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
(CJS Properties LLC Proj.) 2.55%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,300,000	1,300,000
(Consumers Energy Co. Proj.):
1.47%, LOC Wells Fargo Bank NA, VRDN (a)	5,700,000	5,700,000
1.5%, LOC Wells Fargo Bank NA, VRDN (a)(b)	6,000,000	6,000,000
(Conti Properties LLC Proj.) Series 1997, 1.82%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,020,000	2,020,000
(Detroit Edison Co. Proj.):
Series 2008 DT, 1.65%, LOC KeyBank NA, VRDN (a)(b)	11,400,000	11,400,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
Series 2008 ET, 1.55%, LOC Bank of Nova Scotia, VRDN (a)	$ 11,100,000	$ 11,100,000
(Detroit Symphony Orchestra, Inc. Proj.) Series 2001 B, 1.7%, LOC LaSalle Bank Midwest NA, VRDN (a)	1,100,000	1,100,000
(Doss Ind. Dev. Co. Proj.) 3.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	700,000	700,000
(Dow Chemical Co. Proj.):
Series 2003 B1, 2%, VRDN (a)	5,400,000	5,400,000
Series 2003 B2, 2%, VRDN (a)	5,400,000	5,400,000
(Fintex LLC Proj.) Series 2000, 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,065,000	1,065,000
(Future Fence Co. Proj.) 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	2,100,000	2,100,000
(Grand Rapids Art Museum Proj.) 1.55%, LOC LaSalle Bank Midwest NA, VRDN (a)	12,000,000	12,000,000
(Holland Home Oblig. Group Proj.) 1.8%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	1,000,000	1,000,000
(Holland Plastics Corp. Proj.) 1.75%, LOC LaSalle Bank NA, VRDN (a)(b)	3,360,000	3,360,000
(John H. Dekker & Sons Proj.) Series 1998, 2.08%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	745,000	745,000
(K&M Engineering, Inc. Proj.) 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,150,000	1,150,000
(LPB LLC Proj.) 2.65%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,700,000	1,700,000
(Majestic Ind., Inc. Proj.) 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,515,000	1,515,000
(Mid-American Products, Inc. Proj.) Series 1998 1.75%, LOC Comerica Bank, Detroit, VRDN (a)(b)	970,000	970,000
(PBL Enterprises, Inc. Proj.) Series 1997, 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	1,315,000	1,315,000
(Pioneer Laboratories, Inc. Proj.) 2.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,500,000	2,500,000
(S&S LLC Proj.) Series 2000, 1.91%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	1,505,000	1,505,000
(SBC Ventures LLC Proj.) 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,705,000	3,705,000
(TEI Invts. LLC Proj.) Series 1997, 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	400,000	400,000
(The Spiratex Co. Proj.) Series 1994, 3.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	400,000	400,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Trilan LLC Proj.) 2.55%, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 2,200,000	$ 2,200,000
(Van Andel Research Institute Proj.) 1.3%, LOC Bank of America NA, VRDN (a)	16,600,000	16,600,000
(W.H. Porter, Inc. Proj.) Series 2001, 1.8%, LOC LaSalle Bank Midwest NA, VRDN (a)(b)	2,405,000	2,405,000
(Windcrest Properties LLC Proj.) 1.83%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,200,000	3,200,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 1.6%, LOC JPMorgan Chase Bank, VRDN (a)	11,760,000	11,760,000
(YMCA Metropolitan Lansing Proj.) 1.55%, LOC LaSalle Bank Midwest NA, VRDN (a)	4,675,000	4,675,000
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 1.54%, LOC KBC Bank NV, VRDN (a)	3,025,000	3,025,000
Michigan Strategic Fund Solid Waste Disp. Rev. (Grayling Gen. Station Proj.) Series 1990, 1.55%, LOC Barclays Bank PLC, VRDN (a)(b)	16,208,000	16,208,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev.:
(Osmic, Inc. Proj.) Series 2001 A, 2.05%, LOC JPMorgan Chase Bank, VRDN (a)(b)	6,300,000	6,300,000
(Progressive Metal Manufacturing Co. Proj.) 1.72%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,500,000	3,500,000
Oakland Univ. Rev. 1.55%, LOC Allied Irish Banks PLC, VRDN (a)	10,000,000	10,000,000
Saline Area Schools 1.8% (Michigan Gen. Oblig. Guaranteed), VRDN (a)	40,600,000	40,600,001
Sanilac County Econ. Dev. Corp. (Marlette Cmnty. Hosp. Proj.) Series 2001, 1.6%, LOC Comerica Bank, Detroit, VRDN (a)	11,185,000	11,185,000
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 1.6%, LOC KBC Bank NV, VRDN (a)	6,400,000	6,400,000
Wayne County Arpt. Auth. Rev.:
Bonds 4% 12/1/08 (Assured Guaranty Corp. Insured) (b)	2,355,000	2,367,051
Participating VRDN:
Series EGL 07 0083, 1.67% (Liquidity Facility Bayerische Landesbank) (a)(b)(d)	16,820,000	16,820,000
Series MT 115, 1.6% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)(d)	4,495,000	4,495,000
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 1.7%, LOC Landesbank Baden-Wuert, VRDN (a)(b)	11,100,000	11,100,000
Wayne State Univ. Revs. Participating VRDN Series Putters 2664, 1.63% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,580,000	3,580,000
Municipal Securities - continued
	Principal Amount	Value
Michigan - continued
Western Michigan Univ. Rev. Participating VRDN Series Floaters 2631, 1.65% (Liquidity Facility Morgan Stanley) (a)(d)	$ 11,005,000	$ 11,005,000
Zeeland Hosp. Fin. Auth. Rev. (Zeeland Cmnty. Hosp. Proj.) 2%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	14,935,000	14,935,000
		995,288,342
Pennsylvania - 0.2%
Harrisburg Auth. Wtr. Rev. Series 2002 B, 1.7% (FSA Insured), VRDN (a)	2,000,000	2,000,000
Puerto Rico - 2.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series BA 07 325, 1.56% (Liquidity Facility Bank of America NA) (a)(d)	3,500,000	3,500,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	14,100,000	14,109,305
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series PA 778R, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,890,000	6,890,000
		24,499,305
Tennessee - 0.1%
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Belmont Univ. Proj.) 1.5%, LOC SunTrust Banks, Inc., VRDN (a)	1,100,000	1,100,000
Texas - 0.2%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series 2001 D2, 1.78%, LOC Citibank NA, VRDN (a)(b)	1,800,000	1,800,000
Other - 2.7%
Fidelity Municipal Cash Central Fund, 1.68% (e)(f)	31,024,000	31,024,000
TOTAL INVESTMENT PORTFOLIO - 95.5% (Cost $1,074,741,647)		1,074,741,647
NET OTHER ASSETS - 4.5%		50,439,165
NET ASSETS - 100%		$ 1,125,180,812
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 58,543
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,074,741,647	$ 31,024,000	$ 1,043,717,647	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,043,717,647)	$ 1,043,717,647
Fidelity Central Funds (cost $31,024,000)	31,024,000
Total Investments (cost $1,074,741,647)		$ 1,074,741,647
Cash		252,296
Receivable for investments sold		41,393,933
Receivable for fund shares sold		18,462,725
Interest receivable		4,135,266
Distributions receivable from Fidelity Central Funds		18,422
Prepaid expenses		1,317
Other receivables		389,273
Total assets		1,139,394,879

Liabilities
Payable for investments purchased	$ 5,191,081
Payable for fund shares redeemed	7,918,033
Distributions payable	14,456
Accrued management fee	338,626
Other affiliated payables	726,851
Other payables and accrued expenses	25,020
Total liabilities		14,214,067

Net Assets		$ 1,125,180,812
Net Assets consist of:
Paid in capital		$ 1,124,839,715
Undistributed net investment income		58,719
Accumulated undistributed net realized gain (loss) on investments		282,378
Net Assets, for 1,124,248,970 shares outstanding		$ 1,125,180,812
Net Asset Value, offering price and redemption price per share ($1,125,180,812 ÷ 1,124,248,970 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 12,766,738
Income from Fidelity Central Funds		58,453
Total income		12,825,191

Expenses
Management fee	$ 2,041,560
Transfer agent fees	815,808
Accounting fees and expenses	63,176
Custodian fees and expenses	9,461
Independent trustees' compensation	2,413
Registration fees	23,838
Audit	14,964
Legal	9,397
Miscellaneous	2,662
Total expenses before reductions	2,983,279
Expense reductions	(477,543)	2,505,736
Net investment income		10,319,455
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		282,378
Net increase in net assets resulting from operations		$ 10,601,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,319,455	$ 28,904,681
Net realized gain (loss)	282,378	105,213
Net increase in net assets resulting from operations	10,601,833	29,009,894
Distributions to shareholders from net investment income	(10,314,269)	(28,906,419)
Distributions to shareholders from net realized gain	-	(39,512)
Total distributions	(10,314,269)	(28,945,931)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,599,543,473	3,036,262,486
Reinvestment of distributions	10,125,933	28,533,462
Cost of shares redeemed	(1,572,363,655)	(2,842,235,428)
Net increase (decrease) in net assets and shares resulting from share transactions	37,305,751	222,560,520
Total increase (decrease) in net assets	37,593,315	222,624,483

Net Assets
Beginning of period	1,087,587,497	864,963,014
End of period (including undistributed net investment income of $58,719 and undistributed net investment income of $53,533, respectively)	$ 1,125,180,812	$ 1,087,587,497

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.032	.030	.020	.007	.006
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.009	.032	.030	.020	.007	.006
Distributions from net investment income	(.009)	(.032)	(.030)	(.020)	(.007)	(.006)
Distributions from net realized gain	-	- F	-	- F	-	-
Total distributions	(.009)	(.032)	(.030)	(.020)	(.007)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.93%	3.21%	3.01%	1.99%	.73%	.63%
Ratios to Average Net Assets D, E
Expenses before reductions	.54% A	.54%	.56%	.56%	.57%	.56%
Expenses net of fee waivers, if any	.54% A	.54%	.55%	.55%	.57%	.56%
Expenses net of all reductions	.45% A	.42%	.41%	.46%	.55%	.55%
Net investment income	1.85% A	3.15%	2.97%	1.97%	.72%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,125,181	$ 1,087,587	$ 864,963	$ 695,051	$ 608,121	$ 588,292

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and futures transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Michigan Municipal Income Fund	$ 614,168,678	$ 10,254,317	$ (9,906,558)	$ 347,759
Fidelity Michigan Municipal Money Market Fund	1,074,741,647	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, for the Income Fund aggregated $74,823,403 and $39,492,544, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.12%	.37%
Fidelity Michigan Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%	|
Fidelity Michigan Municipal Money Market Fund	.15%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Michigan Municipal Income Fund	$ 584

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Michigan Municipal Income Fund	$ 4,554	$ 83,546	$ 4
Fidelity Michigan Municipal Money Market Fund	9,461	457,516	10,566

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Michigan Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one-year cumulative total return compared favorably to its benchmark.

Fidelity Michigan Municipal Money Market Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for the one- and three-year periods and the third quartile for the five-year period.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Michigan Municipal Income Fund

Fidelity Michigan Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity Research & Analysis Company

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MIR-USAN-0808
1.787785.105

Fidelity®
Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Ohio Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Fidelity Ohio Municipal Income Fund
Actual	$ 1,000.00	$ 999.90	$ 2.44
HypotheticalA	$ 1,000.00	$ 1,022.43	$ 2.46
Fidelity Ohio Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,009.50	$ 2.65
HypotheticalA	$ 1,000.00	$ 1,022.23	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Ohio Municipal Income Fund	.49%
Fidelity Ohio Municipal Money Market Fund	.53%

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.6	37.9
Education	12.7	11.6
Water & Sewer	11.5	12.5
Health Care	10.1	6.7
Special Tax	7.0	7.5
Weighted Average Maturity as of June 30, 2008
		6 months ago
Years	8.8	7.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	7.3	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
AAA 29.7%	AAA 71.0%
AA,A 64.1%	AA,A 23.3%
BBB 5.2%	BBB 4.4%
BB and Below 0.1%	BB and Below 0.1%
Not Rated 0.5%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 0.4%	Short-Term Investments and Net Other Assets 1.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.6%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 1,000,000	$ 966,780
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	454,880
		1,421,660
Ohio - 93.9%
Adams County Valley Local School District (Adams & Highland County Proj.) 5.25% 12/1/21 (MBIA Insured)	2,000,000	2,002,600
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,547,190
5% 1/1/15	1,300,000	1,339,208
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (MBIA Insured)	1,250,000	1,346,913
Akron Ctfs. of Prtn. 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,578,870
Akron Wtrwks. Rev. 5.25% 12/1/19 (MBIA Insured)	1,630,000	1,706,887
American Muni. Pwr. Electricity Purchase Rev. Series A:
5% 2/1/11	1,500,000	1,510,380
5% 2/1/13	2,000,000	2,007,220
American Muni. Pwr.-Ohio, Inc. Rev. (Prarie State Energy Campus Proj.) Series A, 5% 2/15/38 (a)	4,000,000	3,862,000
Avon Lake City School District 5% 12/1/14 (MBIA Insured)	1,205,000	1,292,218
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,027,200
Buckeye Tobacco Settlement Fing. Auth. Series A-2:
5.75% 6/1/34	4,000,000	3,428,800
6.5% 6/1/47	5,800,000	5,320,398
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (MBIA Insured)	2,105,000	2,355,137
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,218,355
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,604,166
Butler County Trans. Impt. District 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,086,517
Canal Winchester Local School District:
5% 12/1/18 (MBIA Insured)	1,030,000	1,073,930
5% 12/1/18 (Pre-Refunded to 6/1/15 @ 100) (d)	1,005,000	1,086,546
Chagrin Falls Exempted Village School District 5.25% 12/1/19 (MBIA Insured)	1,915,000	2,034,649
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cincinnati City School District:
5.25% 6/1/16 (FSA Insured)	$ 1,500,000	$ 1,597,545
5.25% 12/1/17 (Pre-Refunded to 12/1/13 @ 100) (d)	2,000,000	2,178,320
5.25% 12/1/18 (FGIC Insured)	3,000,000	3,250,170
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,021,400
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	2,500,000	2,544,975
Cleveland Arpt. Sys. Rev. Series C, 5% 1/1/20 (FSA Insured)	3,500,000	3,612,420
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,181,862
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,228,116
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,291,953
5.25% 11/15/23 (FGIC Insured)	1,885,000	2,008,091
Cleveland Muni. School District:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,375,056
5.25% 12/1/19 (FSA Insured)	1,045,000	1,112,559
5.25% 12/1/23 (FSA Insured)	1,000,000	1,051,750
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,910,842
Cleveland Pub. Pwr. Sys. Rev.:
Series A:
0% 11/15/10 (MBIA Insured)	1,435,000	1,327,734
0% 11/15/11 (MBIA Insured)	2,395,000	2,120,413
0% 11/15/10 (Escrowed to Maturity) (d)	1,250,000	1,160,875
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (FGIC Insured)	2,490,000	2,529,965
Series 2004, 5% 6/1/34 (FGIC Insured)	5,000,000	4,851,400
Cleveland Wtrwks. Rev. (First Mtg. Prog.):
Series G, 5.5% 1/1/13 (MBIA Insured)	2,450,000	2,570,687
Series H, 5.75% 1/1/16 (MBIA Insured)	45,000	45,096
Columbus City School District:
(School Facilities Construction and Impt. Proj.) 5% 12/1/18 (FSA Insured)	5,000,000	5,342,900
5.25% 12/1/25 (Pre-Refunded to 12/1/14 @ 100) (d)	3,780,000	4,156,828
Cuyahoga County Gen. Oblig.:
Series A:
0% 10/1/11 (MBIA Insured)	2,400,000	2,134,920
0% 10/1/12 (MBIA Insured)	1,405,000	1,195,543
5% 12/1/19	3,000,000	3,210,090
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Dayton School District (School Facility Contruction & Impt. Proj.) Series A, 5% 12/1/31 (FGIC Insured)	$ 5,000,000	$ 4,891,750
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,365,340
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	1,000,000	1,147,320
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,357,783
Fairview Park City School District 5% 12/1/33 (MBIA Insured)	4,350,000	4,364,921
Fairview Park Gen. Oblig. 5% 12/1/30 (MBIA Insured)	5,955,000	6,050,578
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,208,480
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series A:
4.875% 11/1/33	565,000	537,744
5% 11/1/15	260,000	276,019
5% 11/1/16	265,000	279,183
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	2,505,000	2,616,147
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,041,370
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,050,820
Hamilton City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,027,200
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (FGIC Insured)	1,985,000	2,065,174
5% 12/1/18 (FGIC Insured)	1,075,000	1,117,280
5% 12/1/19 (FGIC Insured)	2,190,000	2,254,211
5% 12/1/19 (FGIC Insured)	1,130,000	1,169,075
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (MBIA Insured)	1,070,000	1,122,665
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series J:
5.25% 5/15/15 (FGIC Insured)	1,835,000	1,906,125
5.25% 5/15/17 (FGIC Insured)	2,585,000	2,654,356
5.25% 5/15/18 (FGIC Insured)	2,720,000	2,776,195
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	966,422
Hamilton County Swr. Sys. Rev. Series 06A, 5% 12/1/17 (MBIA Insured)	2,050,000	2,207,256
Hamilton Wtrwks. Rev. 5% 10/15/16 (MBIA Insured)	1,000,000	1,045,200
Hilliard Gen. Oblig. 5% 12/1/18 (MBIA Insured)	1,000,000	1,045,280
Hilliard School District 0% 12/1/11 (FGIC Insured)	3,040,000	2,688,941
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (MBIA Insured)	$ 2,285,000	$ 2,303,189
Kent City School District Series 2004, 5% 12/1/20 (FGIC Insured)	1,400,000	1,439,340
Kings Local School District 5% 12/1/19 (MBIA Insured)	1,365,000	1,423,286
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,068,871
5% 8/15/15	1,160,000	1,159,246
5% 8/15/16	1,260,000	1,249,983
5% 8/15/17	1,000,000	984,860
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,106,340
0% 12/1/16 (FSA Insured)	1,200,000	840,396
5.25% 12/1/15 (Pre-Refunded to 12/1/14 @ 100) (d)	1,000,000	1,099,690
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.):
5.5% 2/15/10	1,000,000	1,029,380
5.5% 2/15/11	1,875,000	1,941,300
5.5% 2/15/12	950,000	991,639
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (MBIA Insured)	3,745,000	3,760,017
Lorain County Gen. Oblig. 5.5% 12/1/22 (FGIC Insured)	2,985,000	3,127,414
Lucas County Hosp. Rev. (Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,169,913
5% 11/15/38	3,950,000	3,736,029
5.375% 11/15/23 (AMBAC Insured)	5,000,000	5,106,150
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,079,040
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,245,456
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,089,280
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	104,058
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	175,000	159,700
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	100,000	90,533
Middletown City School District 5% 12/1/19 (Pre-Refunded to 12/1/13 @ 100) (d)	1,110,000	1,186,879
Montgomery County Gen. Oblig. 5.5% 12/1/25	2,235,000	2,333,139
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Montgomery County Rev. (Catholic Health Initiatives Proj.):
Series A:
6% 12/1/19	$ 1,470,000	$ 1,532,725
6% 12/1/19 (Escrowed to Maturity) (d)	1,530,000	1,625,212
6% 12/1/26 (Escrowed to Maturity) (d)	3,000,000	3,131,940
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,959,550
Series C2, 4.1%, tender 11/10/11 (b)	1,900,000	1,936,309
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,339,018
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,223,404
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (MBIA Insured)	500,000	568,910
Ohio Bldg. Auth.:
(Adult Correctional Bldg. Fund Prog.) Series 2001 A, 5.5% 10/1/12 (FSA Insured)	1,000,000	1,068,700
(Juvenile Correctional Bldg. Fund Prog.) 5% 4/1/17 (MBIA Insured)	2,485,000	2,580,374
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,052,274
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	5,000,000	5,240,400
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	2,520,000	2,634,736
Series 2005 B, 5% 5/1/16	1,000,000	1,081,250
Series A, 5.375% 8/1/16	5,980,000	6,343,464
Series B, 5% 2/1/22	2,800,000	2,891,980
(Infrastructure Impt. Proj.) Series D, 5% 3/1/24	3,415,000	3,514,752
Series A, 5.5% 9/15/16	11,060,000	11,801,010
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,700,871
Series 1994:
6.125% 10/1/15	2,000,000	2,268,900
6.25% 10/1/16	2,500,000	2,885,850
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,043,620
(Univ. Hosp. Health Sys. Proj.) Series 2007 A, 5.25% 1/15/46	4,000,000	3,678,000
(Univ. of Dayton Proj.) 5% 12/1/17 (AMBAC Insured)	2,170,000	2,277,806
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,268,691
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Poll. Cont. Rev. (Standard Oil Co. Proj.) 6.75% 12/1/15	$ 3,100,000	$ 3,605,269
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	2,848,110
Ohio State Univ. Gen. Receipts:
Series 2002 A, 5.125% 12/1/31	5,000,000	5,085,550
Series B, 5.25% 6/1/16	5,000,000	5,340,350
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (FGIC Insured)	3,000,000	3,294,600
Series 2001 A, 5.5% 2/15/26	3,700,000	3,835,494
Ohio Univ. Gen. Receipts Athens:
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,610,481
5% 12/1/18 (MBIA Insured)	1,980,000	2,048,468
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2005:
5.25% 6/1/18	2,610,000	2,883,685
5.25% 12/1/18	2,610,000	2,887,835
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	1,560,000	1,739,681
5.25% 12/1/15	2,200,000	2,403,456
5.5% 6/1/17	3,960,000	4,448,783
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,685,000	1,844,974
5% 12/1/17	3,765,000	3,991,841
5.25% 6/1/13 (MBIA Insured)	1,295,000	1,389,755
5.25% 12/1/13 (MBIA Insured)	1,305,000	1,405,981
5.25% 6/1/14 (MBIA Insured)	1,250,000	1,349,913
5.25% 12/1/14 (MBIA Insured)	1,260,000	1,365,286
5.25% 12/1/15 (MBIA Insured)	1,180,000	1,284,005
5.25% 6/1/17 (MBIA Insured)	1,160,000	1,265,931
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
5% 6/1/18	2,000,000	2,109,680
5.25% 12/1/19	1,975,000	2,184,074
Olentangy Local School District:
(School Facilities Construction & Impt. Proj.) Series A, 5.5% 12/1/15 (Pre-Refunded to 6/1/14 @ 100) (d)	1,055,000	1,166,756
5% 12/1/30 (FSA Insured)	4,025,000	4,098,537
5% 12/1/30 (Pre-Refunded to 6/1/16 @ 100) (d)	1,320,000	1,434,827
Orrville City School District 5.25% 12/1/35 (AMBAC Insured)	1,000,000	1,015,540
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Otsego Local School District Wood, Henry & Lucas Counties 5.375% 12/1/32 (Pre-Refunded to 12/1/14 @ 100) (d)	$ 1,000,000	$ 1,106,810
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (FGIC Insured)	1,755,000	1,843,505
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (FGIC Insured)	1,940,000	2,014,787
Plain Local School District 6% 12/1/25 (FGIC Insured)	990,000	1,053,944
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16 (a)	1,250,000	878,313
0% 12/1/17 (a)	1,250,000	833,725
5% 12/1/32 (a)	1,500,000	1,502,250
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	522,425
6.375% 11/15/22 (Pre-Refunded to 11/15/10 @ 101) (d)	1,000,000	1,087,030
6.375% 11/15/30	330,000	341,204
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,088,810
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,213,549
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	3,000,000	3,029,490
Sharonville Gen. Oblig. 5.25% 6/1/16 (FGIC Insured)	1,410,000	1,490,412
Springboro Cmnty. City School District:
5.25% 12/1/20 (FSA Insured)	2,780,000	3,029,060
5.25% 12/1/21 (Pre-Refunded to 6/1/14 @ 100) (d)	3,440,000	3,758,819
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	483,301
5% 12/1/35 (FSA Insured)	2,500,000	2,537,000
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,742,466
5.25% 12/1/21	1,740,000	1,838,762
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,079,400
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,163,624
5% 11/15/30 (MBIA Insured)	3,500,000	3,516,905
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,120,540
Series B, 5% 1/1/27 (FGIC Insured)	1,405,000	1,415,734
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Ctfs. of Prtn.:
5.5% 6/1/11 (MBIA Insured)	$ 1,045,000	$ 1,102,559
5.5% 6/1/12 (MBIA Insured)	1,315,000	1,385,234
5.5% 6/1/15 (MBIA Insured)	1,000,000	1,047,950
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,502,598
5% 6/1/19 (AMBAC Insured)	1,520,000	1,573,352
Series C:
5% 6/1/22 (FSA Insured)	1,000,000	1,047,740
5% 6/1/23 (FSA Insured)	2,000,000	2,087,300
5% 6/1/24 (FSA Insured)	2,000,000	2,079,180
Warren County Gen. Oblig.:
6.1% 12/1/12	380,000	403,818
6.65% 12/1/11	220,000	234,362
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (FGIC Insured)	1,060,000	1,050,078
Wright State Univ. Gen. Receipts:
5% 5/1/17 (MBIA Insured)	1,375,000	1,434,153
5% 5/1/18 (MBIA Insured)	1,440,000	1,492,891
5% 5/1/19 (MBIA Insured)	1,515,000	1,565,116
		416,785,461
Puerto Rico - 4.6%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series CC, 5.25% 7/1/33 (FSA Insured)	10,000,000	10,575,700
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,117,360
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	2,725,000	2,809,966
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15 (FSA Insured)	1,800,000	1,953,036
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,372,644
Puerto Rico Pub. Bldg. Auth. Rev.:
Series G, 5.25% 7/1/13	1,000,000	1,024,940
Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,034,750
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	$ 2,400,000	$ 329,928
0% 8/1/54 (AMBAC Insured)	2,400,000	163,944
		20,382,268
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (c)	1,100,000	937,717
Virgin Islands Pub. Fin. Auth. Rev. Series A, 5% 10/1/09	500,000	509,520
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. Rev. Series A, 5% 7/1/22	2,000,000	1,952,800
		3,400,037
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $442,815,140)	441,989,426
NET OTHER ASSETS - 0.4%	1,653,458
NET ASSETS - 100%	$ 443,642,884
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 441,989,426	$ -	$ 441,989,426	$ -
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.6%
Education	12.7%
Water & Sewer	11.5%
Health Care	10.1%
Special Tax	7.0%
Escrowed/Pre-Refunded	6.4%
Others* (individually less than 5%)	12.7%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $442,815,140)		$ 441,989,426
Cash		2,736,578
Receivable for investments sold		2,352,480
Receivable for fund shares sold		866,454
Interest receivable		3,575,083
Prepaid expenses		596
Other receivables		35,566
Total assets		451,556,183

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,973,955
Payable for fund shares redeemed	152,956
Distributions payable	440,072
Accrued management fee	134,685
Other affiliated payables	186,788
Other payables and accrued expenses	24,843
Total liabilities		7,913,299

Net Assets		$ 443,642,884
Net Assets consist of:
Paid in capital		$ 443,968,666
Undistributed net investment income		12,221
Accumulated undistributed net realized gain (loss) on investments		487,711
Net unrealized appreciation (depreciation) on investments		(825,714)
Net Assets, for 39,340,397 shares outstanding		$ 443,642,884
Net Asset Value, offering price and redemption price per share ($443,642,884 ÷ 39,340,397 shares)		$ 11.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 9,443,686

Expenses
Management fee	$ 797,389
Transfer agent fees	165,606
Accounting fees and expenses	56,598
Custodian fees and expenses	3,296
Independent trustees' compensation	962
Registration fees	12,590
Audit	21,511
Legal	575
Miscellaneous	1,626
Total expenses before reductions	1,060,153
Expense reductions	(49,234)	1,010,919
Net investment income		8,432,767
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		651,645
Change in net unrealized appreciation (depreciation) on investment securities		(9,203,582)
Net gain (loss)		(8,551,937)
Net increase (decrease) in net assets resulting from operations		$ (119,170)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 8,432,767	$ 16,288,390
Net realized gain (loss)	651,645	1,363,456
Change in net unrealized appreciation (depreciation)	(9,203,582)	(2,974,382)
Net increase (decrease) in net assets resulting from operations	(119,170)	14,677,464
Distributions to shareholders from net investment income	(8,432,650)	(16,287,205)
Distributions to shareholders from net realized gain	(299,285)	(1,822,045)
Total distributions	(8,731,935)	(18,109,250)
Share transactions Proceeds from sales of shares	54,658,528	60,633,272
Reinvestment of distributions	6,050,997	12,953,540
Cost of shares redeemed	(32,618,804)	(67,634,796)
Net increase (decrease) in net assets resulting from share transactions	28,090,721	5,952,016
Redemption fees	3,080	1,969
Total increase (decrease) in net assets	19,242,696	2,522,199

Net Assets
Beginning of period	424,400,188	421,877,989
End of period (including undistributed net investment income of $12,221 and undistributed net investment income of $12,104, respectively)	$ 443,642,884	$ 424,400,188
Other Information Shares
Sold	4,841,781	5,290,193
Issued in reinvestment of distributions	531,882	1,129,372
Redeemed	(2,918,092)	(5,911,725)
Net increase (decrease)	2,455,571	507,840

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 11.51	$ 11.60	$ 11.66	$ 11.98	$ 12.10	$ 12.03
Income from Investment Operations
Net investment income D	.221	.444	.459	.476	.496	.507
Net realized and unrealized gain (loss)	(.222)	(.040)	.050	(.135)	.026	.166
Total from investment operations	(.001)	.404	.509	.341	.522	.673
Distributions from net investment income	(.221)	(.444)	(.459)	(.476)	(.497)	(.508)
Distributions from net realized gain	(.008)	(.050)	(.110)	(.185)	(.145)	(.095)
Total distributions	(.229)	(.494)	(.569)	(.661)	(.642)	(.603)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 11.28	$ 11.51	$ 11.60	$ 11.66	$ 11.98	$ 12.10
Total Return B, C	(.01) %	3.59%	4.47%	2.90%	4.44%	5.72%
Ratios to Average Net Assets E
Expenses before reductions	.49% A	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%A	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.47%A	.45%	.45%	.47%	.49%	.50%
Net investment income	3.88%A	3.88%	3.96%	4.00%	4.13%	4.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 443,643	$ 424,400	$ 421,878	$ 424,849	$ 423,597	$ 431,039
Portfolio turnover rate	4%A	22%	19%	23%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/08	% of fund's investments 12/31/07	% of fund's investments 6/30/07
0 - 30	76.5	82.9	83.9
31 - 90	5.7	4.7	4.8
91 - 180	11.8	5.2	3.7
181 - 397	6.0	7.2	7.6
Weighted Average Maturity
	6/30/08	12/31/07	6/30/07
Fidelity Ohio Municipal Money Market Fund	41 Days	36 Days	35 Days
Ohio Tax-Free Money Market Funds Average*	38 Days	37 Days	36 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Variable Rate Demand Notes (VRDNs) 68.0%	Variable Rate Demand Notes (VRDNs) 82.0%
Commercial Paper (including CP Mode) 3.0%	Commercial Paper (including CP Mode) 0.6%
Tender Bonds 1.6%	Tender Bonds 1.3%
Municipal Notes 18.0%	Municipal Notes 13.3%
Other Investments 2.5%	Other Investments 3.4%
Net Other Assets 6.9%	Net Other Assets** (0.6)%

** Net other assets are not included in the pie chart

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 93.1%
	Principal Amount	Value
Ohio - 92.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 D, 1.52%, LOC Wachovia Bank NA Charlotte, VRDN (a)	$ 1,300,000	$ 1,300,000
American Muni. Pwr.:
Bonds (Omega Joint Venture 6 Proj.) 1.15%, tender 8/15/08 (a)	7,276,000	7,276,000
Series 2008 A:
1.7% 7/7/08, LOC JPMorgan Chase Bank, CP	23,304,000	23,304,000
1.7% 7/7/08, LOC JPMorgan Chase Bank, CP	11,400,000	11,400,000
Ashtabula County Indl. Dev. Rev. (Plasticolors, Inc. Proj.) Series 1996 A, 1.76%, LOC KeyBank NA, VRDN (a)(b)	1,395,000	1,395,000
Barberton City School District BAN (School Facilities Construction Proj.) 2.6% 11/4/08	6,000,000	6,012,182
Butler County Gen. Oblig. BAN:
4.05% 9/7/08	3,650,000	3,653,209
4.25% 8/7/08	4,135,000	4,137,053
Clark County Gen. Oblig. BAN 2% 5/6/09	1,275,000	1,277,116
Clermont County Indl. Dev. Rev. (American Micro Products Proj.) 1.76%, LOC KeyBank NA, VRDN (a)(b)	1,150,000	1,150,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series DB 570, 1.58% (Liquidity Facility Deutsche Bank AG) (a)(d)	1,355,000	1,355,000
Cleveland-Cuyahoga County Port Auth. Rev.:
(Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 1.51%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	10,000,000	10,000,000
(Euclid/93rd Garage & Office LLC Proj.) Series 2003, 1.51%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	4,930,000	4,930,000
Clinton Massie Local School District BAN (School Construction Proj.) 4% 11/18/08	2,180,000	2,184,515
Columbus City School District:
Participating VRDN Series 1488, 1.63% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000,000	5,000,000
BAN 3.75% 12/11/08	4,000,000	4,010,353
Columbus Swr. Rev. Participating VRDN:
Series BBT 08 13, 1.64% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,465,000	12,465,000
Series Putters 2456, 1.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400,000	1,400,000
Crawford County Hosp. Facilities Rev. (Galion Cmnty. Hosp. Proj.) 1.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,870,000	4,870,000
Cuyahoga County Civic Facilities Rev. (Fairfax Dev. Corp. Proj.) 1.64%, LOC KeyBank NA, VRDN (a)	4,180,000	4,180,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 1.6%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 12,880,000	$ 12,880,000
Cuyahoga County Indl. Dev. Rev.:
(Progressive Plastics, Inc. Proj.) 3%, LOC JPMorgan Chase Bank, VRDN (a)(b)	840,000	840,000
(The Great Lakes Brewing Co. Proj.) 2.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	7,435,000	7,435,000
Cuyahoga Falls Gen. Oblig. BAN 3.75% 12/11/08	8,000,000	8,014,469
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.63%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	6,755,000	6,755,000
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 1.77% (Deutsche Post AG Guaranteed), VRDN (a)(b)	10,000,000	10,000,000
Series 2007 B, 1.77% (Deutsche Post AG Guaranteed), VRDN (a)(b)	22,300,000	22,300,000
Series 2007 C, 1.77% (Deutsche Post AG Guaranteed), VRDN (a)(b)	39,000,000	39,000,001
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 1.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	3,155,000	3,155,000
Delaware Gen. Oblig. BAN:
2.5% 5/5/09	12,100,000	12,176,174
3.75% 12/11/08	15,000,000	15,031,033
Dublin City School District BAN 4% 10/16/08	2,627,623	2,631,762
Franklin County Multi-family Rev. (Hanover Ridge Apts. Proj. 1.7%, LOC Fannie Mae, VRDN (a)(b)	4,350,000	4,350,000
Geauga County Rev. (South Franklin Circle Proj.):
Series 2007 A, 2.94%, LOC KeyBank NA, VRDN (a)	6,500,000	6,500,000
Series 2007B, 2.94%, LOC KeyBank NA, VRDN (a)	29,000,000	29,000,000
Hamilton City School District Participating VRDN Series Putters 1766, 1.63% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,245,000	4,245,000
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.):
Series 1997 A, 1.55%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,300,000	1,300,000
Series 2000, 1.55%, LOC JPMorgan Chase Bank, VRDN (a)	6,570,000	6,570,000
Hamilton County Sales Tax Rev. Participating VRDN Series MS 2671, 1.6% (Liquidity Facility Morgan Stanley) (a)(d)	8,443,500	8,443,500
Hamilton Gen. Oblig. BAN 4% 9/11/08	12,960,000	12,966,144
Kent State Univ. Revs. Series 2008 A, 1.6%, LOC KeyBank NA, VRDN (a)	10,500,000	10,500,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 1.7%, LOC JPMorgan Chase Bank, VRDN (a)	$ 12,200,000	$ 12,200,000
Lake County Indl. Dev. Rev.:
(American Bus. Co. Proj.) 1.9%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	550,000	550,000
(Norshar Co. Proj.) 2.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,610,000	2,610,000
Lancaster BAN 2.625% 9/26/08	4,592,000	4,597,081
Lancaster Port Auth. Gas Rev. 1.55% (Liquidity Facility Royal Bank of Canada), VRDN (a)	12,200,000	12,200,000
Lorain County Gen. Oblig. BAN 4.5% 8/15/08	2,200,000	2,202,032
Lorain County Hosp. Rev. Participating VRDN Series BA 08 1094, 1.6% (Liquidity Facility Bank of America NA) (a)(d)	5,250,000	5,250,000
Lucas County Gen. Oblig. BAN 2% 4/22/09	9,130,000	9,148,079
Lucas County Multi-family Rev. (Lakewoods Proj.) 1.76%, LOC KeyBank NA, VRDN (a)(b)	4,000,000	4,000,000
Marysville Gen. Oblig. BAN 2.5% 6/3/09	7,670,000	7,708,167
Mason City School District BAN 2.75% 2/5/09	3,750,000	3,766,493
Mason Gen. Oblig. BAN 3% 3/12/09	2,600,000	2,613,262
Mason Indl. Dev. Rev. (Crane Plastics Co. Proj.) 1.65%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,000,000	4,000,000
Maumee Gen. Oblig. BAN:
Series 2005, 3.25% 12/1/08	4,706,300	4,717,883
Series 2008 A, 3.25% 12/1/08	2,643,200	2,649,705
Series 2008 B, 3.25% 12/1/08	2,407,000	2,412,924
Medina County Indl. Dev. Rev. (Rembond Proj.) Series 1996, 2.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,230,000	1,230,000
Miamisburg City School District BAN 2.5% 11/13/08	12,000,000	12,030,534
Milford Exempt Village School District Participating VRDN Series Putters 2471, 1.63% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,020,000	4,020,000
Montgomery County Health Care Facilities Rev. (Eastway Corp. & Property Resource Proj.) Series 1997, 1.9%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	2,330,000	2,330,000
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 1.65%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	23,500,000	23,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A:
1.8%, LOC Cr. Lyonnais SA, VRDN (a)(b)	12,100,000	12,100,000
2.1%, VRDN (a)	11,000,000	11,000,000
(FirstEnergy Corp. Proj.) Series A, 1.57%, LOC Wachovia Bank NA Charlotte, VRDN (a)(b)	11,000,000	11,000,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Bldg. Auth.:
Bonds:
(Administrative Bldg. Fund Proj.) Series 2002 B, 5.25% 10/1/08 (FSA Insured)	$ 3,000,000	$ 3,014,267
(Adult Correctional Bldg. Fund Prog.) Series A, 4.9% 10/1/08	4,370,000	4,385,497
(Vern Riffe Ctr. Proj.) Series 2004 A, 5% 10/1/08	2,000,000	2,014,844
Participating VRDN Series Putters 2707, 1.63% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	3,055,000	3,055,000
Ohio Gen. Oblig.:
Bonds:
(Infrastructure Impt. Proj.) Series A, 5% 8/1/08	4,750,000	4,755,876
(Third Frontier Research and Dev. Proj.) Series 2006 A, 4% 5/1/09	3,600,000	3,671,094
Participating VRDN:
Series PT 1831, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	5,315,000	5,315,000
Series PT 2046, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)	6,745,000	6,745,000
Series Putters 1295, 1.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,895,000	1,895,000
(Common Schools Proj.) Series 2006 C, 1.5%, VRDN (a)	5,430,000	5,430,000
Ohio Higher Edl. Facility Commission Rev.:
Bonds (John Carroll Univ. Proj.) 5.85% 4/1/20 (Pre-Refunded to 4/1/09 @ 102) (c)	2,875,000	3,008,827
(Ashland Univ. Proj.) 1.6%, LOC KeyBank NA, VRDN (a)	16,030,000	16,030,000
(Case Western Reserve Univ. Proj.) Series 2002 A, 2.2%, VRDN (a)	8,025,000	8,025,000
(Ohio Northern Univ. Proj.) Series 2008 A, 1.6%, LOC JPMorgan Chase Bank, VRDN (a)	11,300,000	11,300,000
(Pooled Fing. Prog.):
Series 1996, 2.26%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,200,000	1,200,000
Series 1997, 1.76%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,290,000	5,290,000
Series 1998, 1.51%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	9,035,000	9,035,000
Series 2005 A, 1.57%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,805,000	7,805,000
Series A, 1.51%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,045,000	3,045,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 D, 1.4%, LOC JPMorgan Chase Bank, VRDN (a)	14,400,000	14,400,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. of Northwestern Ohio Proj.) 1.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	$ 9,460,000	$ 9,460,000
(Xavier Univ. Proj.) 1.75%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,285,000	1,285,000
Ohio Hsg. Participating VRDN Series Clipper 06 8, 1.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(d)	4,959,000	4,959,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 01 I, 1.7% (Liquidity Facility Bank of America NA) (a)(b)(d)	2,475,000	2,475,000
Series LB 03 L46J, 2.02% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	3,515,000	3,515,000
Series Merlots 00 A1, 1.86% (Liquidity Facility Wachovia Bank NA Charlotte ) (a)(b)(d)	2,180,000	2,180,000
Series Merlots 01 A78, 1.96% (Liquidity Facility Wachovia Bank NA Charlotte ) (a)(b)(d)	2,335,000	2,335,000
Series Merlots 02 A34, 1.71% (Liquidity Facility Wachovia Bank NA Charlotte ) (a)(b)(d)	820,000	820,000
Series Merlots 05 A10, 1.96% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	4,645,000	4,645,000
Series Merlots 05 A16, 1.96% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	3,790,000	3,790,000
Series Merlots 06 A2, 1.96% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	10,510,000	10,510,000
Series Merlots 07 C89, 1.96% (Liquidity Facility Bank of New York, New York) (a)(b)(d)	6,840,000	6,840,000
Series Putters 1334, 1.8% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	9,785,000	9,785,000
(Mtg.-Backed Securities Prog.):
Series 2005 B2, 1.6% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	8,455,000	8,455,000
Series 2005 F, 1.6% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,000,000	1,000,000
Series 2006 F, 1.7% (Liquidity Facility Citibank NA), VRDN (a)(b)	11,200,000	11,200,000
Series B, 1.66% (Liquidity Facility Citibank NA), VRDN (a)(b)	16,000,000	16,000,000
Series 2004 D, 1.6% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	3,600,000	3,600,000
Series B, 1.62% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	11,990,000	11,990,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series F, 1.66% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	$ 4,000,000	$ 4,000,000
Series H, 1.66% (Liquidity Facility KBC Bank NV), VRDN (a)(b)	12,630,000	12,625,031
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 1.65%, LOC Charter One Bank NA, VRDN (a)(b)	5,700,000	5,700,000
(Pedcor Invts. Willow Lake Apts. Proj.):
Series B, 1.78%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	460,000	460,000
Series C, 1.78%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	175,000	175,000
Series D, 1.78%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (a)(b)	175,000	175,000
(Pine Crossing Apts. Proj.) 1.7%, LOC LaSalle Bank NA, VRDN (a)(b)	5,670,000	5,670,000
(Shannon Glenn Apts. Proj.) 1.65%, LOC Fannie Mae, VRDN (a)(b)	4,130,000	4,130,000
(Wingate at Belle Meadows Proj.) 1.65%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (a)(b)	6,600,000	6,600,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
Participating VRDN:
Series Putters 1549, 1.8% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,690,000	6,690,000
Series Putters PA 1422R, 1.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(d)	9,500,000	9,500,000
Series 2006 J, 1.66% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,000,000	12,000,000
Series 2006 N, 1.6% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	25,770,000	25,770,000
Series 2008 B, 1.62% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	12,100,000	12,100,000
Ohio Solid Waste Rev.:
(BP Exploration & Oil, Inc. Proj.):
Series 1998, 2.1%, VRDN (a)(b)	32,700,000	32,700,000
Series 2000, 2.1% (BP PLC Guaranteed), VRDN (a)(b)	9,475,000	9,475,000
Series 2001, 2.1% (BP PLC Guaranteed), VRDN (a)(b)	2,150,000	2,150,000
(BP Products NA, Inc. Proj.):
Series B, 2.1% (BP PLC Guaranteed), VRDN (a)(b)	6,800,000	6,800,000
Series 2004, 2.1% (BP PLC Guaranteed), VRDN (a)(b)	1,895,000	1,895,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
Ohio State Univ. Gen. Receipts Participating VRDN Series Putters 2548, 1.6% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 645,000	$ 645,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 1.7%, LOC Bank of America NA, VRDN (a)(b)	4,700,000	4,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series A, 1.62%, LOC Barclays Bank PLC, VRDN (a)(b)	11,600,000	11,600,000
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France) (a)(d)(e)	11,880,000	11,880,000
Olentangy Local School District BAN 2.5% 11/17/08	11,800,000	11,830,918
Perrysburg Gen. Oblig. BAN:
(Library Impt. Proj.) 4% 11/6/08	1,165,000	1,166,770
4% 11/6/08	2,753,000	2,757,182
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 1.5%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (a)	15,200,000	15,200,000
Reynoldsburg City School District BAN (School Facilities Construction & Impt. Proj.) 2.5% 9/30/08	11,400,000	11,416,162
Richland County Gen. Oblig. BAN Series C, 4.5% 7/30/08	4,000,000	4,002,202
Richland County Health Care Facilities Rev. (Mansfield Memorial Homes Proj.) Series 2002, 1.65%, LOC KeyBank NA, VRDN (a)	4,330,000	4,330,000
Rickenbacker Port Auth. Indl. Dev. (Micro Inds. Corp. Proj.) Series 2000, 2.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,095,000	2,095,000
Shaker Heights Gen. Oblig. Bonds 3.75% 10/31/08	6,845,000	6,851,161
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 1.76%, LOC KeyBank NA, VRDN (a)(b)	1,615,000	1,615,000
Stow Gen. Oblig. BAN 2.25% 5/8/09	10,675,000	10,729,574
Summit County Civic Facilities Rev. (YMCA of Akron Proj.) 1.64%, LOC KeyBank NA, VRDN (a)	4,270,000	4,270,000
Toledo Gen. Oblig. BAN 2.5% 10/23/08	11,400,000	11,421,041
Trumbull County BAN Series A, 2.625% 9/26/08	7,770,000	7,780,434
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 1.8%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	6,800,000	6,800,000
Univ. of Cincinnati Gen. Receipts:
BAN Series A, 3.25% 1/14/09	11,000,000	11,029,959
Series 2008 B, 1.59%, LOC Bayerische Landesbank (UNGTD), VRDN (a)	11,000,000	11,000,000
Warren County Health Care Facilities Rev. (Otterbein Homes Proj.) Series 1998 B, 1.55%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	1,573,000	1,573,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - continued
West Clermont Local School District BAN:
3.5% 8/5/08	$ 7,500,000	$ 7,505,093
4% 8/5/08	6,000,000	6,004,769
Wood County Indl. Dev. Rev. (Dowa THT America, Inc. Proj.) Series 1999, 1.65%, LOC Comerica Bank, Detroit, VRDN (a)(b)	3,585,000	3,585,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 2%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,000,000	4,000,000
		1,061,896,372
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Participating VRDN Series DCL 08 008, 1.55% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,000,000	11,000,000
TOTAL INVESTMENT PORTFOLIO - 93.1% (Cost $1,072,896,372)		1,072,896,372
NET OTHER ASSETS - 6.9%		80,082,068
NET ASSETS - 100%		$ 1,152,978,440
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,880,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Ohio Wtr. Dev. Auth. Rev. Bonds Series DCL 08 046, 1.64%, tender 12/11/08 (Liquidity Facility Dexia Cr. Local de France)	4/16/08	$ 11,880,000
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 1,072,896,372	$ -	$ 1,072,896,372	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,072,896,372)		$ 1,072,896,372
Cash		60,335,642
Receivable for fund shares sold		26,424,778
Interest receivable		5,549,203
Prepaid expenses		1,555
Other receivables		342,326
Total assets		1,165,549,876

Liabilities
Payable for fund shares redeemed	$ 11,459,706
Distributions payable	11,335
Accrued management fee	345,348
Transfer agent fee payable	674,584
Other affiliated payables	55,260
Other payables and accrued expenses	25,203
Total liabilities		12,571,436

Net Assets		$ 1,152,978,440
Net Assets consist of:
Paid in capital		$ 1,152,718,685
Undistributed net investment income		91,097
Accumulated undistributed net realized gain (loss) on investments		168,658
Net Assets, for 1,152,638,080 shares outstanding		$ 1,152,978,440
Net Asset Value, offering price and redemption price per share ($1,152,978,440 ÷ 1,152,638,080 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 13,890,811

Expenses
Management fee	$ 2,159,041
Transfer agent fees	822,939
Accounting fees and expenses	65,682
Custodian fees and expenses	10,079
Independent trustees' compensation	2,618
Registration fees	30,150
Audit	15,022
Legal	1,644
Miscellaneous	3,088
Total expenses before reductions	3,110,263
Expense reductions	(399,453)	2,710,810
Net investment income		11,180,001
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		168,658
Net increase in net assets resulting from operations		$ 11,348,659

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 11,180,001	$ 33,262,767
Net realized gain (loss)	168,658	68,350
Net increase in net assets resulting from operations	11,348,659	33,331,117
Distributions to shareholders from net investment income	(11,173,269)	(33,265,909)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,714,060,078	3,050,431,976
Reinvestment of distributions	11,000,579	32,818,742
Cost of shares redeemed	(1,789,509,392)	(2,822,514,413)
Net increase (decrease) in net assets and shares resulting from share transactions	(64,448,735)	260,736,305
Total increase (decrease) in net assets	(64,273,345)	260,801,513

Net Assets
Beginning of period	1,217,251,785	956,450,272
End of period (including undistributed net investment income of $91,097 and undistributed net investment income of $84,365, respectively)	$ 1,152,978,440	$ 1,217,251,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.032	.030	.020	.008	.006
Distributions from net investment income	(.009)	(.032)	(.030)	(.020)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.95%	3.22%	3.01%	1.99%	.76%	.64%
Ratios to Average Net Assets D
Expenses before reductions	.53% A	.52%	.54%	.54%	.54%	.54%
Expenses net of fee waivers, if any	.53%A	.52%	.54%	.54%	.54%	.54%
Expenses net of all reductions	.46%A	.41%	.40%	.43%	.53%	.53%
Net investment income	1.90%A	3.17%	2.98%	1.98%	.77%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,152,978	$ 1,217,252	$ 956,450	$ 801,905	$ 770,058	$ 687,760

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level, as of June 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures and options transactions.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Ohio Municipal Income Fund	$ 442,808,759	$ 6,238,641	$ (7,057,974)	$ (819,333)
Fidelity Ohio Municipal Money Market Fund	1,072,896,372	-	-	-

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $61,094,307 and $8,309,412, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.12%	.37%
Fidelity Ohio Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%	|
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Ohio Municipal Income Fund	$ 419

During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Fidelity Ohio Municipal Income Fund	$ 3,296	$ 45,938
Fidelity Ohio Municipal Money Market Fund	10,079	389,374

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that may be taken by FMR to improve the fund's below-benchmark performance.

Fidelity Ohio Municipal Money Market Fund

Semiannual Report

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 27% would mean that 73% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

Fidelity Ohio Municipal Money Market Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

In its review of each fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

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Semiannual Report

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Semiannual Report

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Covington, KY 41015

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Fidelity Investments
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Merrimack, NH 03054-0500

Semiannual Report

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Fidelity®
Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Semiannual Report

June 30, 2008
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Pennsylvania Municipal Income Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the Financial Statements
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Domestic and international securities markets have struggled thus far in 2008. High-grade fixed-income investments produced modestly positive results, but many stock benchmarks suffered double-digit losses through the first half of this year. Financial markets are always unpredictable, but there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 to June 30, 2008
Fidelity Pennsylvania Municipal Income Fund
Actual	$ 1,000.00	$ 999.80	$ 2.49
Hypothetical A	$ 1,000.00	$ 1,022.38	$ 2.51
Fidelity Pennsylvania Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,010.10	$ 2.50
Hypothetical A	$ 1,000.00	$ 1,022.38	$ 2.51

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annualized Expense Ratio
Fidelity Pennsylvania Municipal Income Fund	.50%
Fidelity Pennsylvania Municipal Money Market Fund	.50%

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of June 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	30.6	30.6
Transportation	16.1	12.3
Escrowed/Pre-Refunded	11.3	14.7
Health Care	9.5	10.1
Education	9.1	11.3
Weighted Average Maturity as of June 30, 2008
		6 months ago
Years	6.2	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2008
6 months ago
Years	6.1	5.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
AAA 23.8%	AAA 79.0%
AA,A 64.4%	AA,A 14.5%
BBB 7.4%	BBB 5.2%
BB and Below 0.1%	BB and Below 0.6%
Not Rated 1.0%	Not Rated 0.0%
Short-Term Investments and Net Other Assets 3.3%	Short-Term Investments and Net Other Assets 0.7%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.7%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	$ 325,000	$ 314,545
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series A, 5% 7/1/27 (MBIA Insured)	1,425,000	1,457,105
Series 2003, 5.25% 7/1/19 (Pre-Refunded to 7/1/13 @ 100) (c)	1,000,000	1,082,890
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,197,760
Series 1999, 6% 1/1/18 (FSA Insured)	700,000	727,860
		6,465,615
Pennsylvania - 93.8%
Allegheny County Series C55, 5.375% 11/1/15 (MBIA Insured)	3,535,000	3,771,067
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (MBIA Insured) (b)	2,545,000	2,526,167
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/11 (MBIA Insured) (b)	2,000,000	2,049,820
5.75% 1/1/12 (MBIA Insured) (b)	3,000,000	3,088,740
5.75% 1/1/14 (MBIA Insured) (b)	3,000,000	3,108,390
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
(Carnegie Mellon Univ. Proj.):
5.125% 3/1/32	1,700,000	1,729,070
5.25% 3/1/32	2,000,000	2,045,920
(Duquesne Univ. Proj.) 6.5% 3/1/10 (AMBAC Insured)	50,000	52,838
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series B, 5% 5/1/09	1,475,000	1,488,968
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	2,800,000	2,938,936
Series B, 5% 6/15/10	2,000,000	2,057,940
(UPMC Health Sys. Proj.) Series A:
4.625% 8/1/12 (MBIA Insured)	1,000,000	1,012,190
4.625% 8/1/14 (MBIA Insured)	3,560,000	3,603,396
Allegheny County Sanitation Auth. Swr. Rev.:
Series A, 5% 12/1/30 (MBIA Insured)	3,725,000	3,690,134
0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	1,905,971
5.5% 12/1/30 (MBIA Insured)	305,000	315,257
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Annville-Cleona School District:
6% 3/1/28 (FSA Insured)	$ 1,500,000	$ 1,648,965
6% 3/1/31 (FSA Insured)	1,975,000	2,157,984
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	257,503
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (FGIC Insured) (b)	1,870,000	1,814,218
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	8,995,000	9,288,237
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,592,275
Central Dauphin School District Gen. Oblig. 7.5% 2/1/30 (Pre-Refunded to 2/1/16 @ 100) (c)	5,000,000	6,237,850
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,047,780
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,042,920
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,655,512
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. (Jefferson Health Sys. Proj.) Series B, 5.25% 5/15/22 (AMBAC Insured)	1,450,000	1,465,718
Delaware County Auth. College Rev. (Haverford College Proj.):
5.75% 11/15/29	5,000,000	5,275,800
6% 11/15/30	3,620,000	3,854,467
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.):
Series A:
5% 12/15/09	865,000	870,259
5% 12/15/10	905,000	911,190
Series B, 5% 12/15/08	800,000	801,832
Delaware County Indl. Dev. Auth. Rev. (Philadelphia Suburban Wtr. Co. Proj.) 6% 6/1/29 (FGIC Insured) (b)	2,500,000	2,504,300
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (FGIC Insured)	2,165,000	2,267,664
East Stroudsburg Area School District:
Series A, 7.5% 9/1/22 (FGIC Insured)	1,000,000	1,223,110
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,523,713
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,244,023
7.75% 4/1/25 (FSA Insured)	875,000	1,055,950
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (FGIC Insured)	$ 1,655,000	$ 1,735,731
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (FGIC Insured)	1,115,000	1,172,478
Hollidaysburg Area School District Series C:
5% 3/15/21 (FSA Insured)	2,205,000	2,317,543
5% 3/15/23 (FSA Insured)	1,765,000	1,834,276
Kennett Consolidated School District Series A:
5.25% 2/15/15 (FGIC Insured)	705,000	745,439
5.25% 2/15/15 (Pre-Refunded to 2/15/13 @ 100) (c)	605,000	650,284
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,075,767
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) 3.6%, tender 12/1/09 (AMBAC Insured) (a)(b)	2,000,000	1,989,900
Mifflin County School District:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,352,554
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,417,755
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,127,220
Montgomery County Higher Ed. & Health Auth. Rev. (Health Care-Holy Redeemer Health Proj.) Series A, 5.5% 10/1/08 (AMBAC Insured)	1,000,000	1,007,820
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Retirement Cmnty. Proj.) 5% 11/15/09	1,300,000	1,322,269
Muhlenberg School District Series AA, 5.375% 9/1/15 (FGIC Insured)	1,055,000	1,116,675
Northumberland County Auth. Commonwealth Lease Rev. (State Correctional Facilities Proj.) 0% 10/15/10 (Escrowed to Maturity) (c)	1,000,000	932,590
Owen J. Roberts School District 5.5% 8/15/19 (Pre-Refunded to 8/15/12 @ 100) (c)	1,525,000	1,656,150
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,868,527
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,311,880
6.375% 11/1/41 (b)	1,300,000	1,305,746
(Shippingport Proj.) Series A, 4.35%, tender 6/1/10 (a)(b)	3,500,000	3,475,220
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig. First Series:
5% 7/1/19	$ 2,500,000	$ 2,640,275
5.25% 2/1/14	125,000	132,120
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Lafayette College Proj.) 6% 5/1/30	2,200,000	2,295,238
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,368,275
(Trustees of the Univ. of Pennsylvania Proj.) Series B, 5.25% 9/1/15	1,000,000	1,096,680
(Univ. of Pennsylvania Health Systems Proj.) Series A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,172,650
(UPMC Health Sys. Proj.):
Series 1999 A:
5.25% 8/1/10 (FSA Insured)	1,000,000	1,036,930
5.25% 8/1/11 (FSA Insured)	1,000,000	1,034,750
Series 2001 A:
6% 1/15/22	400,000	419,248
6% 1/15/31	1,000,000	1,042,740
Series 2000 S, 5.5% 6/15/15 (AMBAC Insured)	500,000	519,830
Pennsylvania Indl. Dev. Auth. Rev. 5.5% 7/1/16 (AMBAC Insured)	1,080,000	1,144,368
Pennsylvania Pub. School Bldg. Auth. School Rev. (Philadelphia School District Proj.) 5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	3,210,000	3,443,399
Pennsylvania State Univ.:
Series A, 5% 8/15/29	3,945,000	4,029,384
5% 9/1/29	1,550,000	1,576,009
5% 9/1/35	4,485,000	4,525,006
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (MBIA Insured)	3,000,000	3,026,550
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S:
5.625% 6/1/12 (FGIC Insured)	2,000,000	2,150,800
5.625% 6/1/14	3,595,000	3,832,953
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,950,344
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	7,948,396
5% 12/1/25 (AMBAC Insured)	7,345,000	7,537,659
5% 12/1/26 (AMBAC Insured)	3,500,000	3,580,185
Series 2008 A1, 5% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,023,300
Philadelphia Arpt. Rev. 5.375% 6/15/11 (FGIC Insured) (b)	3,770,000	3,847,737
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Auth. Indl. Dev. Lease Rev. Series A, 5% 10/1/13 (FGIC Insured)	$ 1,500,000	$ 1,554,435
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,602,735
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,055,770
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,051,390
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,844,072
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,830,884
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,918,985
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,548,950
Fourth Series, 5.25% 8/1/17 (Pre-Refunded to 8/1/13 @ 100) (c)	2,290,000	2,488,222
Seventh Series, 5% 10/1/37 (AMBAC Insured)	3,000,000	2,871,030
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,569,796
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,179,880
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series A, 5% 5/15/09	1,000,000	1,020,280
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,705,523
Philadelphia Muni. Auth. Rev.:
(Muni. Svcs. Bldg. Lease Prog.) 0% 3/15/11 (FSA Insured)	1,000,000	912,260
Series B, 5.25% 11/15/11 (FSA Insured)	2,000,000	2,126,500
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	2,810,000	2,881,009
Series 2005 C, 5% 4/15/31 (FGIC Insured)	1,000,000	946,590
Philadelphia School District:
Series 2004 D:
5.125% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	1,800,000	1,949,922
5.25% 6/1/34 (Pre-Refunded to 6/1/14 @ 100) (c)	2,785,000	3,035,372
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,948,256
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,249,199
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A:
5% 11/1/31 (FGIC Insured)	$ 400,000	$ 386,088
5% 11/1/31 (Pre-Refunded to 11/1/12 @ 100) (c)	720,000	765,965
5% 7/1/35 (FSA Insured)	4,130,000	4,176,132
5.375% 11/1/19 (FGIC Insured)	3,000,000	3,098,400
Pittsburgh Gen. Oblig.:
Series A:
5% 9/1/11 (MBIA Insured)	5,020,000	5,208,200
5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,685,786
5.5% 9/1/16 (Pre-Refunded to 3/1/12 @ 100) (c)	2,435,000	2,618,209
Series B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,192,040
5.25% 9/1/16 (FSA Insured)	3,000,000	3,298,200
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series A, 6.5% 9/1/13 (FGIC Insured)	10,000,000	10,812,402
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (MBIA Insured)	3,375,000	3,413,914
Spring-Ford Area School District:
5.375% 4/1/16 (FSA Insured)	790,000	837,526
5.375% 4/1/17 (FSA Insured)	830,000	875,177
5.375% 4/1/18 (FSA Insured)	875,000	920,124
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,052,740
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,831,942
5% 5/1/28 (FSA Insured)	1,000,000	1,028,090
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,974,703
West Allegheny School District Series B, 5.25% 2/1/12 (FGIC Insured)	1,850,000	1,937,006
Westmoreland County Gen. Oblig.:
0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,227,839
0% 8/1/16 (Escrowed to Maturity) (c)	2,730,000	1,956,045
Westmoreland County Indl. Dev. Auth. Rev. (Nat'l. Waste & Energy Corp./Valley Landfill Expansion Proj.) 5.1%, tender 5/1/09 (a)(b)	2,700,000	2,718,738
Westmoreland County Muni. Auth. Muni. Svc. Rev.:
Series A:
0% 8/15/19 (FGIC Insured)	5,000,000	2,795,250
0% 8/15/20 (FGIC Insured)	2,500,000	1,309,300
Series C, 0% 8/15/17 (Escrowed to Maturity) (c)	2,325,000	1,557,936
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	$ 5,740,000	$ 5,792,291
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (MBIA Insured)	3,235,000	2,723,514
York County School of Technology Auth. Lease Rev. 5.375% 2/15/18 (Pre-Refunded to 2/15/13 @ 100) (c)	1,000,000	1,080,140
		317,481,481
Puerto Rico - 0.9%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (MBIA Insured)	1,000,000	1,039,200
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	521,600
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	1,500,000	1,538,955
		3,099,755
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $326,226,832)	327,361,396
NET OTHER ASSETS - 3.3%	11,102,887
NET ASSETS - 100%	$ 338,464,283
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 327,361,396	$ -	$ 327,361,396	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	30.6%
Transportation	16.1%
Escrowed/Pre-Refunded	11.3%
Health Care	9.5%
Education	9.1%
Water & Sewer	8.4%
Electric Utilities	8.4%
Others* (individually less than 5%)	6.6%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $326,226,832)		$ 327,361,396
Cash		7,669,469
Receivable for investments sold		54,336
Receivable for fund shares sold		292,102
Interest receivable		4,069,885
Prepaid expenses		438
Other receivables		85,224
Total assets		339,532,850

Liabilities
Payable for fund shares redeemed	$ 418,477
Distributions payable	378,048
Accrued management fee	103,455
Transfer agent fee payable	106,837
Other affiliated payables	36,421
Other payables and accrued expenses	25,329
Total liabilities		1,068,567

Net Assets		$ 338,464,283
Net Assets consist of:
Paid in capital		$ 336,937,445
Undistributed net investment income		51,825
Accumulated undistributed net realized gain (loss) on investments		340,449
Net unrealized appreciation (depreciation) on investments		1,134,564
Net Assets, for 32,177,146 shares outstanding		$ 338,464,283
Net Asset Value, offering price and redemption price per share ($338,464,283 ÷ 32,177,146 shares)		$ 10.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 7,014,679

Expenses
Management fee	$ 598,851
Transfer agent fees	127,907
Accounting fees and expenses	42,500
Custodian fees and expenses	2,477
Independent trustees' compensation	716
Registration fees	20,780
Audit	21,407
Legal	1,794
Miscellaneous	1,178
Total expenses before reductions	817,610
Expense reductions	(89,745)	727,865
Net investment income		6,286,814
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		654,240
Change in net unrealized appreciation (depreciation) on investment securities		(7,046,133)
Net gain (loss)		(6,391,893)
Net increase (decrease) in net assets resulting from operations		$ (105,079)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,286,814	$ 12,013,728
Net realized gain (loss)	654,240	1,074,179
Change in net unrealized appreciation (depreciation)	(7,046,133)	(1,361,473)
Net increase (decrease) in net assets resulting from operations	(105,079)	11,726,434
Distributions to shareholders from net investment income	(6,282,339)	(12,001,160)
Distributions to shareholders from net realized gain	(88,467)	(1,298,961)
Total distributions	(6,370,806)	(13,300,121)
Share transactions Proceeds from sales of shares	51,191,964	60,277,345
Reinvestment of distributions	4,169,789	9,041,059
Cost of shares redeemed	(25,886,332)	(57,957,753)
Net increase (decrease) in net assets resulting from share transactions	29,475,421	11,360,651
Redemption fees	1,905	2,924
Total increase (decrease) in net assets	23,001,441	9,789,888

Net Assets
Beginning of period	315,462,842	305,672,954
End of period (including undistributed net investment income of $51,825 and undistributed net investment income of $47,896, respectively)	$ 338,464,283	$ 315,462,842
Other Information Shares
Sold	4,806,865	5,643,658
Issued in reinvestment of distributions	393,527	845,339
Redeemed	(2,428,847)	(5,426,350)
Net increase (decrease)	2,771,545	1,062,647

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30,2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 10.73	$ 10.78	$ 10.80	$ 11.02	$ 11.06	$ 11.07
Income from Investment Operations
Net investment income D	.204	.419	.433	.440	.454	.463
Net realized and unrealized gain (loss)	(.207)	(.005)	(.009)	(.148)	.006	.091
Total from investment operations	(.003)	.414	.424	.292	.460	.554
Distributions from net investment income	(.204)	(.419)	(.433)	(.439)	(.452)	(.462)
Distributions from net realized gain	(.003)	(.045)	(.011)	(.073)	(.048)	(.102)
Total distributions	(.207)	(.464)	(.444)	(.512)	(.500)	(.564)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 10.52	$ 10.73	$ 10.78	$ 10.80	$ 11.02	$ 11.06
Total Return B, C	(.02)%	3.94%	4.02%	2.70%	4.28%	5.11%
Ratios to Average Net Assets E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50% A	.50%	.50%	.50%	.50%	.51%
Expenses net of all reductions	.45% A	.46%	.42%	.45%	.49%	.50%
Net investment income	3.85% A	3.92%	4.03%	4.02%	4.14%	4.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 338,464	$ 315,463	$ 305,673	$ 306,732	$ 297,621	$ 292,019
Portfolio turnover rate	21% A	19%	19%	26%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/08	% of fund's investments 12/31/07	% of fund's investments 6/30/07
0 - 30	90.9	85.5	93.7
31 - 90	1.8	1.5	0.4
91 - 180	1.5	6.5	0.8
181 - 397	5.8	6.5	5.1
Weighted Average Maturity
	6/30/08	12/31/07	6/30/07
Fidelity Pennsylvania Municipal Money Market Fund	25 Days	31 Days	25 Days
Pennsylvania Tax-Free Money Market Funds Average*	22 Days	23 Days	26 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2008	As of December 31, 2007
Variable Rate Demand Notes (VRDNs) 82.3%	Variable Rate Demand Notes (VRDNs) 84.3%
Commercial Paper (including CP Mode) 2.0%	Commercial Paper (including CP Mode) 2.3%
Tender Bonds 3.6%	Tender Bonds 3.8%
Municipal Notes 1.7%	Municipal Notes 4.8%
Other Investments 7.6%	Other Investments 3.5%
Net Other Assets 2.8%	Net Other Assets 1.3%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.2%
	Principal Amount	Value
New Jersey/Pennsylvania - 0.2%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN Series SGA 89, 1.7% (Liquidity Facility Societe Generale) (a)(d)	$ 2,045,000	$ 2,045,000
Pennsylvania - 95.8%
Adams County Indl. Dev. Auth. Rev. (Gettysburg Foundation Proj.) Series A, 1.21%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,300,000	5,300,000
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series MT 508, 1.6% (Liquidity Facility DEPFA BANK PLC) (a)(b)(d)	15,405,000	15,405,000
Series MT 518, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(d)	14,120,000	14,120,000
Series PT 3965, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	10,785,000	10,785,000
Series Putters 3743, 1.62% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(d)	3,175,000	3,175,000
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A:
4% 9/1/08	7,600,000	7,622,158
4% 3/1/09	3,000,000	3,035,525
Series 2008 B, 4% 6/15/09	9,690,000	9,884,571
(South Hills Health Sys. Proj.) Series 2000 A, 2%, tender 6/1/09, LOC PNC Bank NA, Pittsburgh (a)	6,750,000	6,750,000
Participating VRDN Series LB 07 P59W, 2% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(d)	4,975,000	4,975,000
Allegheny County Indl. Dev. Auth. Econ. Dev. Rev. (Glassport Realty Ltd. Proj.) 2.1%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	1,300,000	1,300,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 1.54%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300,000	4,300,000
Allegheny County Indl. Dev. Auth. Rev.:
Bonds (Animal Friends, Inc. Proj.) 3.8%, tender 7/1/08, LOC PNC Bank NA, Pittsburgh (a)	2,375,000	2,375,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,120,000	3,120,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 A, 2.5%, LOC Barclays Bank PLC, VRDN (a)	3,000,000	3,000,000
(Pennsylvania Elec. Co. Proj.) Series 2005 B, 1.61%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)(b)	5,000,000	5,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) 1.5%, LOC Wachovia Bank NA Charlotte, VRDN (a)	$ 3,350,000	$ 3,350,000
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 1.5%, LOC Banco Santander SA, VRDN (a)	7,600,000	7,600,000
Bethlehem Area School District 1.7% (FSA Insured), VRDN (a)	15,050,000	15,050,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 1.71%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,200,000	3,200,000
Bucks County Indl. Dev. Auth. Econ. Dev. Rev. (Law School Admission Council, Inc. Proj.) Series 2003, 1.55%, LOC Allied Irish Banks PLC, VRDN (a)	1,950,000	1,950,000
Bucks County Indl. Dev. Auth. Rev.:
(Double H Plastics, Inc. Proj.) Series 1993, 1.62%, LOC Wachovia Bank NA Charlotte, VRDN (a)(b)	1,400,000	1,400,000
(Snowball Real Estate LP Proj.) 1.67%, LOC Wachovia Bank NA Charlotte, VRDN (a)(b)	1,960,000	1,960,000
Butler County Indl. Dev. Auth. Rev. (Armco, Inc. Proj.) Series 1996 A, 1.62%, LOC Fifth Third Bank, Cincinnati, VRDN (a)(b)	3,215,000	3,215,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 2.1%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	11,725,000	11,725,000
Series 1998 A2, 1.7%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (a)(b)	3,300,000	3,300,000
Central York School District 1.57% (FSA Insured), VRDN (a)	3,810,000	3,810,000
Chester County Indl. Dev. Auth. Rev. (Archdiocese of Philadelphia Proj.) 1.65%, LOC Wachovia Bank NA Charlotte, VRDN (a)	4,840,000	4,840,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (Univ. Student Hsg., LLC at West Chester Univ. of Pennsylvania Proj.) Series 2008 A, 1.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,000,000	8,000,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 1.47%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Dallastown Area School District York County 1.7% (FSA Insured), VRDN (a)	8,100,000	8,100,000
Delaware County Auth. College Rev. (Haverford College Proj.) 1.5%, VRDN (a)	10,900,000	10,900,000
Delaware County Indl. Dev. Auth. Poll. Cont. Rev.:
(BP Exploration & Oil, Inc. Proj.) 1.7% (BP PLC Guaranteed), VRDN (a)	6,300,000	6,300,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
(PECO Energy Co. Proj.) Series 1999 A, 3%, LOC Wachovia Bank NA Charlotte, VRDN (a)	$ 4,100,000	$ 4,100,000
East Stroudsburg Area School District Participating VRDN Series BA 08 3037X, 1.6% (Liquidity Facility Bank of America NA) (a)(d)	5,250,000	5,250,000
Easton Area School District Series 2008, 1.7% (FSA Insured), VRDN (a)	8,300,000	8,300,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ROC II R 11013, 1.55% (Liquidity Facility Citibank NA) (a)(d)	3,430,000	3,430,000
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 1.21%, LOC Manufacturers & Traders Trust Co., VRDN (a)	4,400,000	4,400,000
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2006, 1.7% (FSA Insured), VRDN (a)	7,000,000	7,000,000
Harrisburg Auth. Wtr. Rev. Series 2002 B, 1.7% (FSA Insured), VRDN (a)	5,500,000	5,500,000
Haverford Township School District 1.7% (FSA Insured), VRDN (a)	8,300,000	8,300,000
Indiana County Indl. Dev. Auth. Poll. Cont. Rev. (Exelon Generation Co. LLC Proj.) Series A, 2.92%, LOC BNP Paribas SA, VRDN (a)(b)	9,700,000	9,700,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 B, 2.1%, LOC Wachovia Bank NA Charlotte, VRDN (a)	2,500,000	2,500,000
Series 2008 D, 2.1%, LOC JPMorgan Chase Bank, VRDN (a)	11,175,000	11,175,000
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.21%, LOC Manufacturers & Traders Trust Co., VRDN (a)	7,000,000	7,000,000
Lawrence County Indl. Dev. Auth. Indl. Dev. Rev. (Atlantic States Materials Proj.) Series 1999, 1.62%, LOC Wachovia Bank NA Charlotte, VRDN (a)(b)	800,000	800,000
Lycoming County Indl. Dev. Auth. (FXD-Brodart Co. Proj.):
Series A, 1.31%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,905,000	1,905,000
Series C, 1.31%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,000,000	1,000,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Forge Gate Apts. Proj.) Series 2001 A, 1.8%, LOC Fannie Mae, VRDN (a)	4,990,000	4,990,000
(Kingswood Apts. Proj.) Series 2001 A, 1.8%, LOC Fannie Mae, VRDN (a)	2,805,000	2,805,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Northampton County Gen. Purp. College Rev. RAN 3.35% 12/1/08	$ 6,300,000	$ 6,300,000
Northampton County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1991, 1.85% tender 7/2/08, CP mode (b)	7,700,000	7,700,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 1.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,922,000	2,922,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
Bonds (PSEG Pwr. LLC Proj.) 4%, tender 1/15/09 (a)(b)	6,900,000	6,900,000
(Amtrak Proj.) Series B, 1.75%, LOC JPMorgan Chase Bank, VRDN (a)(b)	20,910,000	20,910,001
(Shippingport Proj.) Series A, 1.66%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	10,100,000	10,100,000
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. Series 2007 A, 1.7% 7/8/08, CP	7,000,000	7,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(AMC Delancey Traditions of Hershey Partners, LP Proj.) Series 2006, 1.63%, LOC Citizens Bank of Pennsylvania, VRDN (a)(b)	6,000,000	6,000,000
(Solar Innovations, Inc. Proj.) 1.26%, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	7,000,000	7,000,000
(Westrum Hanover, LP Proj.) Series 2004, 1.63%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	7,350,000	7,350,000
(Westrum Harleysville II, LP Proj.) Series 2005, 1.63%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (a)(b)	11,535,000	11,535,000
Series 2002 B5, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	5,400,000	5,400,000
Series 2002 B6, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	700,000	700,000
Series 2004 D2, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	1,600,000	1,600,000
Series 2004 D6, 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	2,300,000	2,300,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	3,700,000	3,700,000
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 1.885%, VRDN (a)(b)	7,400,000	7,400,000
Series B, 1.85% (Sunoco, Inc. Guaranteed), VRDN (a)(b)	10,100,000	10,100,000
Pennsylvania Gen. Oblig.:
Bonds:
First Series, 5.25% 2/1/09	7,600,000	7,772,258
Second Series 1992, 6% 7/1/09	4,375,000	4,554,943
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Gen. Oblig.: - continued
Bonds:
Second Series:
5% 7/1/08	$ 4,350,000	$ 4,350,000
5.25% 10/15/08	2,300,000	2,312,686
5.25% 1/1/09	1,320,000	1,339,557
Participating VRDN:
Series BBT 08 1, 1.56% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,000,000	5,000,000
Series Floaters 2223, 1.55% (Liquidity Facility Morgan Stanley) (a)(d)	2,400,000	2,400,000
Series MS 2796, 1.55% (Liquidity Facility Morgan Stanley) (a)(d)	5,180,000	5,180,000
Series ROC II R 11056, 1.55% (Liquidity Facility Citibank NA) (a)(d)	3,700,000	3,700,000
Series ROC II R 11505, 1.55% (Liquidity Facility Citibank NA) (a)(d)	4,510,000	4,510,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 2001 B, 1.63% (FSA Insured), VRDN (a)(b)	8,200,000	8,200,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. Bonds:
(Trustees of the Univ. of Pennsylvania Proj.) 5.5% 7/15/38 (Pre-Refunded to 7/15/08 @ 100) (c)	1,175,000	1,175,829
(Univ. of Pennsylvania Proj.) 5.5% 7/15/38 (Pre-Refunded to 7/15/08 @ 100) (c)	9,760,000	9,775,248
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 1.54% (Liquidity Facility Lloyds TSB Bank PLC) (a)(d)	8,590,000	8,590,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds (Point Park College Proj.) 3.38%, tender 11/3/08, LOC PNC Bank NA, Pittsburgh (a)	1,000,000	1,000,000
(Student Assoc., Inc. Student Hsg. Proj.) Series 2006 A, 1.55%, LOC Citizens Bank of Pennsylvania, VRDN (a)	8,900,000	8,900,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN:
Series LB 06 K 57, 1.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	2,500,000	2,500,000
Series LB 06 P35, 2.15% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(d)	1,335,000	1,335,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Bonds:
Series 2008 101A, 2.35%, tender 3/1/09 (a)(b)	2,700,000	2,700,000
Series 2008 101B, 2.15%, tender 3/1/09 (a)	3,260,000	3,260,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.: - continued
Bonds: - continued
Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York) (a)(b)(d)(e)	$ 7,030,000	$ 7,030,000
Participating VRDN:
Series BA 08 1118, 1.7% (Liquidity Facility Bank of America NA) (a)(b)(d)	5,625,000	5,625,000
Series Merlots 06 B15, 1.96% (Liquidity Facility Wachovia Bank NA Charlotte ) (a)(b)(d)	4,215,000	4,215,000
Series MS 06 2158, 1.7% (Liquidity Facility Morgan Stanley) (a)(b)(d)	1,500,000	1,500,000
Series MS 08 2351, 1.7% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,290,000	2,290,000
Series MS 08 2380, 1.7% (Liquidity Facility Morgan Stanley) (a)(b)(d)	2,500,000	2,500,000
Series Putters 1213 B, 1.78% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(d)	2,735,000	2,735,000
Series Putters 152, 1.78% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,440,000	1,440,000
Series 2002 74A, 1.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	8,100,000	8,100,000
Series 2002 75A, 1.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	8,100,000	8,100,000
Series 2003 79B, 1.7% (Liquidity Facility BNP Paribas SA), VRDN (a)(b)	6,450,000	6,450,000
Series 2004 81C, 1.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)(b)	5,000,000	5,000,000
Series 2006 92B, 2.05% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)(b)	15,000,000	15,000,000
Series 2006 93B, 1.5% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)(b)	4,325,000	4,325,000
Series 2008 102C, 1.5% (Liquidity Facility Bank of America NA), VRDN (a)(b)	8,200,000	8,200,000
Pennsylvania Indl. Dev. Auth. Rev. Bonds 6% 7/1/08 (AMBAC Insured)	3,000,000	3,000,000
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 1.63% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(d)	13,600,000	13,600,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 1.5%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Series 2008 B2, 1.55%, LOC Bank of America NA, VRDN (a)	8,300,000	8,300,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Arpt. Rev. Participating VRDN: - continued
Series DB 495, 1.61% (Liquidity Facility Deutsche Bank AG) (a)(b)(d)	$ 2,865,000	$ 2,865,000
Series MS 06 2157, 1.68% (Liquidity Facility Morgan Stanley) (a)(b)(d)	4,000,000	4,000,000
Series Putters 2260Z, 1.81% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	2,800,000	2,800,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Services Proj.) 1.65%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,125,000	13,125,000
Philadelphia Gas Works Rev. Bonds (1998 Gen. Ordinance Proj.):
First Series A, 5.5% 7/1/08 (FSA Insured)	1,235,000	1,235,000
First Series B, 5% 7/1/28 (Pre-Refunded to 7/1/08 @ 100) (c)	5,500,000	5,500,000
Philadelphia Gen. Oblig. Participating VRDN:
Series ROC II R 11454, 1.6% (Liquidity Facility Citibank NA) (a)(d)	4,300,000	4,300,000
Series ROC II R 12231, 1.6% (Liquidity Facility Citibank NA) (a)(d)	8,100,000	8,100,000
Philadelphia School District:
Participating VRDN:
Series DBE 554, 1.58% (Liquidity Facility Deutsche Bank AG) (a)(d)	1,080,000	1,080,000
Series Putters 2827, 1.61% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	10,400,000	10,400,000
Series 2008 A1, 1.55%, LOC Bank of America NA, VRDN (a)	16,000,000	16,000,000
Series 2008 A3, 1.55%, LOC Bank of America NA, VRDN (a)	15,000,000	15,000,000
Series 2008 B2, 1.43%, LOC Wachovia Bank NA Charlotte, VRDN (a)	8,100,000	8,100,000
Series 2008 C1, 1.55%, LOC Commerce Bank NA (OLD), VRDN (a)	8,200,000	8,200,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 1.63% (Liquidity Facility Citibank NA) (a)(d)	2,300,000	2,300,000
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev.:
(Northeastern Pwr. Co. Proj.) Series 1997 B, 2.15%, LOC Dexia Cr. Local de France, VRDN (a)(b)	915,000	915,000
(WPS Westwood Generation, LLC Proj.) 1.8%, VRDN (a)	7,200,000	7,200,000
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 1.16%, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,515,000	3,515,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 1.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	$ 5,000,000	$ 5,000,000
Series 2000 C, 1.6% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,200,000	6,200,000
Series 2005 A, 1.6% (Liquidity Facility DEPFA BANK PLC), VRDN (a)	11,400,000	11,400,000
Upper St. Clair Township Gen. Oblig. Series 2008, 1.7% (FSA Insured), VRDN (a)	6,460,000	6,460,000
York County Hosp. Auth. Hosp. Rev. Participating VRDN Series LB 08 P44, 2.71% (Liquidity Facility Bank of New York, New York) (a)(d)	8,400,000	8,400,000
York County Indl. Dev. Auth. Rev. (York Container Co. Proj.) 1.62%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	10,000,000	10,000,000
York County Indl. Poll. Cont. Rev. Bonds (Exelon Generation Co. Proj.) Series 1993 A, 1.65% tender 10/8/08, LOC BNP Paribas SA, CP mode	2,000,000	2,000,000
		784,579,776
Puerto Rico - 1.2%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Participating VRDN Series MS 2550, 1.6% (Liquidity Facility Morgan Stanley) (a)(d)	2,500,000	2,500,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	7,000,000	7,004,620
		9,504,620
TOTAL INVESTMENT PORTFOLIO - 97.2% (Cost $796,129,396)		796,129,396
NET OTHER ASSETS - 2.8%		22,989,656
NET ASSETS - 100%		$ 819,119,052
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,030,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Bonds Series Merlots 07 C50, 2.15%, tender 8/20/08 (Liquidity Facility Bank of New York, New York)	6/12/07 - 9/12/07	$ 7,030,000
Other Information

The following is a summary of the inputs used, as of June 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 796,129,396	$ -	$ 796,129,396	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	June 30, 2008 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $796,129,396)		$ 796,129,396
Cash		20,870,358
Receivable for fund shares sold		8,208,618
Interest receivable		3,511,451
Other receivables		207,449
Total assets		828,927,272

Liabilities
Payable for investments purchased	$ 2,808,000
Payable for fund shares redeemed	6,646,783
Distributions payable	10,722
Accrued management fee	342,003
Other affiliated payables	712
Total liabilities		9,808,220

Net Assets		$ 819,119,052
Net Assets consist of:
Paid in capital		$ 819,002,263
Undistributed net investment income		84,979
Accumulated undistributed net realized gain (loss) on investments		31,810
Net Assets, for 818,969,226 shares outstanding		$ 819,119,052
Net Asset Value, offering price and redemption price per share ($819,119,052 ÷ 818,969,226 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended June 30, 2008 (Unaudited)

Investment Income
Interest		$ 9,515,169

Expenses
Management fee	$ 1,972,612
Independent trustees' compensation	1,726
Total expenses before reductions	1,974,338
Expense reductions	(250,025)	1,724,313
Net investment income		7,790,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		56,368
Net increase in net assets resulting from operations		$ 7,847,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2008 (Unaudited)	Year ended December 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,790,856	$ 20,214,016
Net realized gain (loss)	56,368	51,230
Net increase in net assets resulting from operations	7,847,224	20,265,246
Distributions to shareholders from net investment income	(7,791,308)	(20,213,270)
Distributions to shareholders from net realized gain	(75,788)	-
Total distributions	(7,867,096)	(20,213,270)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,305,143,143	2,164,843,353
Reinvestment of distributions	7,705,176	19,877,983
Cost of shares redeemed	(1,214,123,868)	(2,003,595,434)
Net increase (decrease) in net assets and shares resulting from share transactions	98,724,451	181,125,902
Total increase (decrease) in net assets	98,704,579	181,177,878

Net Assets
Beginning of period	720,414,473	539,236,595
End of period (including undistributed net investment income of $84,979 and undistributed net investment income of $85,431, respectively)	$ 819,119,052	$ 720,414,473

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended June 30, 2008

Years ended December 31,

(Unaudited)

2007

2006

2005

2004

2003

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.032	.030	.020	.008	.006
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.010	.032	.030	.020	.008	.006
Distributions from net investment income	(.010)	(.032)	(.030)	(.020)	(.008)	(.006)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.010)	(.032)	(.030)	(.020)	(.008)	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	1.01%	3.25%	3.05%	2.02%	.81%	.65%
Ratios to Average Net Assets D, E
Expenses before reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers,if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.44% A	.40%	.38%	.41%	.48%	.49%
Net investment income	1.98% A	3.20%	3.02%	2.02%	.80%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$ 819,119	$ 720,414	$ 539,237	$ 426,387	$ 331,836	$ 294,312

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2008 (Unaudited)

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of to value their investments.

For the Income Fund, debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Money Market Fund are valued at amortized cost which approximates market value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1	Quoted prices in active markets for identical securities.
Level 2

Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3

Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

The aggregate value by input level as of June 30, 2008, for each Fund's investments is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures transactions, market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 326,174,570	$ 4,838,056	$ (3,651,230)	$ 1,186,826
Fidelity Pennsylvania Municipal Money Market Fund	796,129,396	-	-	-

Short-Term Trading (Redemption) Fees. Shares held in the Income Fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $54,731,247 and $33,580,436, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

FMR and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer, dividend disbursing and shareholder servicing agent functions. Under the terms of the management fee contract, FMR pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 310

During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Expense Reductions.

Through arrangements with the Income Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Pennsylvania Municipal Income Fund	$ 2,477	$ 85,149	$ 2,119

In addition, through an arrangement with the Money Market Fund's custodian and transfer agent, $250,025 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its June 2008 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

In considering whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fees on Fidelity's Institutional Money Market Funds and launching Class IV and Institutional Class of certain of these funds; (iii) reducing the transfer agent fees for the Fidelity Select Portfolios and Investor Class of the VIP funds; and (iv) launching Class K of 29 equity funds as a lower-fee class available to certain employer-sponsored retirement plans.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance, as well as each fund's relative investment performance measured against (i) a broad-based securities market index (bond fund only, as money market funds are typically not compared against a market index), and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2007, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark") (bond fund only), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for the three- and five-year periods, although the fund's one year cumulative total return compared favorably to its benchmark.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the second quartile for all the periods shown.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 23% would mean that 77% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board. For a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and custody fees) from the fund's all-inclusive fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in non-management expenses.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Pennsylvania Municipal Income Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Semiannual Report

Fidelity Pennsylvania Municipal Money Market Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2007.

Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of Fidelity Pennsylvania Municipal Income Fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered current and historical total expenses of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expenses ranked below its competitive median for 2007.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that each fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures; (vi) the funds' sub-advisory arrangements; and (vii) accounts managed by Fidelity other than the Fidelity funds.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

PFR-USAN-0808
1.787788.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 22, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 22, 2008